UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.3%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.55%, 7/1/45	$575	$593
Federal National Mortgage Association,
Conventional Pool:
2.37%, 12/1/45	222	229
		822
Agency Fixed Rate Mortgages (20.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 — 2/1/45	2,330	2,480
4.00%, 12/1/41 — 10/1/44	1,634	1,754
5.41%, 7/1/37 — 8/1/37	33	38
5.44%, 1/1/37 — 6/1/38	122	135
5.46%, 5/1/37 — 4/1/38	127	142
5.48%, 8/1/37 — 10/1/37	74	83
5.50%, 8/1/37 — 4/1/38	134	151
5.52%, 9/1/37 — 1/1/38	29	31
5.62%, 12/1/36 — 12/1/37	92	104
6.00%, 8/1/37 — 5/1/38	37	43
6.50%, 9/1/32	27	31
7.50%, 5/1/35	59	73
8.00%, 8/1/32	38	47
8.50%, 8/1/31	48	60
October TBA:
4.00%, 10/1/46 (a)	1,004	1,077
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	1,752	1,836
3.50%, 4/1/29 — 7/1/46	2,736	2,903
4.00%, 11/1/41 — 1/1/46	4,218	4,527
4.50%, 8/1/40 — 11/1/44	2,204	2,442
5.00%, 7/1/40	212	236
5.62%, 12/1/36	35	37
6.00%, 12/1/38	600	688
6.50%, 11/1/27 — 10/1/38	43	51
7.00%, 6/1/29 — 2/1/33	45	47
7.50%, 8/1/37	106	128
8.00%, 4/1/33	84	104
8.50%, 10/1/32	77	99
9.50%, 4/1/30	15	18
October TBA:
2.50%, 10/1/31 (a)	950	984
3.00%, 10/1/31 — 10/1/46(a)	5,375	5,596
3.50%, 10/1/46 (a)	8,596	9,071
4.00%, 10/1/46 (a)	2,710	2,911
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 — 7/20/46	2,027	2,164
4.00%, 7/15/44	655	710
5.48%, 9/20/37	9	10
9.00%, 1/15/25	2	2
		40,813

Asset-Backed Securities (6.5%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	490	539
Bayview Opportunity Master Fund IIIb Trust,
3.47%, 7/28/18 (b)	526	527
CAM Mortgage LLC,
3.50%, 7/15/64 (b)	119	120
CVS Pass-Through Trust,
6.04%, 12/10/28	255	296
8.35%, 7/10/31 (b)	167	224
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	700	700
Invitation Homes Trust,
4.53%, 9/17/31 (b)(c)	1,000	1,001
5.28%, 8/17/32 (b)(c)	945	957
Nationstar HECM Loan Trust,
4.11%, 11/25/25 (b)	614	619
4.36%, 2/25/26 (b)	700	701
5.68%, 8/25/26 (b)	450	453
6.54%, 6/25/26 (b)	450	459
NovaStar Mortgage Funding Trust,
1.06%, 12/25/33 (c)	635	609
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	500	504
PRPM LLC,
4.00%, 9/27/21 (b)	450	451
RMAT LLC,
4.83%, 6/25/35 (b)	626	616
Silver Bay Realty Trust,
4.08%, 9/17/31 (b)(c)	700	683
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	126	126
3.55%, 2/15/20 (b)	108	108
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	326	330
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	484
VOLT XIX LLC,
3.88%, 4/25/55 (b)	372	374
5.00%, 4/25/55 (b)	300	295
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	291
VOLT XXX LLC,
4.75%, 10/25/57 (b)	399	391
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	399	390
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694	673
		12,921
Collateralized Mortgage Obligations - Agency Collateral Series (2.5%)
Federal Home Loan Mortgage Corporation,
3.72%, 6/25/48 (b)(c)	468	402
4.09%, 10/25/48 (b)(c)	750	649
5.50%, 7/25/23	408	408
5.77%, 7/25/26 (b)(c)	267	270
IO REMIC
5.48%, 11/15/43 — 6/15/44(c)	3,864	719
5.53%, 4/15/39 (c)	1,192	117
IO STRIPS
7.50%, 12/1/29	6	2

Federal National Mortgage Association,
IO
5.86%, 9/25/20 (c)	3,358	508
IO REMIC
6.00%, 5/25/33 — 7/25/33	266	63
IO STRIPS
6.50%, 12/25/29 (c)	4	—	@
7.00%, 11/25/19 (c)	2	—	@
8.00%, 4/25/24	3	1
8.00%, 6/25/35 (c)	34	7
9.00%, 11/25/26	2	—	@
REMIC
7.00%, 9/25/32	52	60
Government National Mortgage Association,
IO
0.80%, 8/20/58 (c)	6,733	214
3.50%, 5/20/43	1,503	281
5.00%, 2/16/41	183	32
5.52%, 11/16/40 (c)	1,517	272
5.57%, 7/16/33 (c)	2,421	179
5.70%, 3/20/43 (c)	1,476	223
5.97%, 5/20/40 (c)	1,768	282
IO PAC
5.62%, 10/20/41 (c)	3,129	327
		5,016
Commercial Mortgage-Backed Securities (7.9%)
Citigroup Commercial Mortgage Trust,
3.47%, 9/15/27 (b)(c)	800	733
IO
1.06%, 11/10/48 (c)	2,740	156
1.13%, 9/10/58 (c)	9,552	631
COMM Mortgage Trust,
4.91%, 12/10/23 (b)(c)	985	930
5.07%, 4/10/47 (b)(c)	797	707
5.21%, 8/10/46 (b)(c)	740	717
IO
0.27%, 7/10/45 (c)	12,056	94
1.14%, 10/10/47 (c)	4,197	194
1.43%, 7/15/47 (c)	3,860	232
Commercial Mortgage Trust,
5.48%, 3/10/39	550	555
CSMC Trust,
4.67%, 3/15/17 (b)(c)	200	196
GS Mortgage Securities Trust,
4.93%, 8/10/46 (b)(c)	500	463
IO
1.00%, 9/10/47 (c)	5,323	259
1.29%, 10/10/49 (c)	7,386	666
1.53%, 10/10/48 (c)	5,273	478
HILT Mortgage Trust,
4.27%, 7/15/29 (b)(c)	600	567
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,030	823
5.46%, 12/12/43	600	601
IO
0.72%, 4/15/46 (c)	6,000	191
1.29%, 7/15/47 (c)	9,591	488
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47 (b)(c)	704	614

IO
1.25%, 8/15/47 (c)	4,185	266
LB-UBS Commercial Mortgage Trust,
6.45%, 9/15/45 (c)	500	503
Wells Fargo Commercial Mortgage Trust,
1.81%, 11/15/49	6,233	692
3.94%, 8/15/50 (b)	870	714
4.65%, 9/15/58 (b)(c)	456	366
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	727
3.80%, 11/15/47 (b)(c)	925	676
3.99%, 5/15/47 (b)	526	403
4.27%, 5/15/45 (b)(c)	385	355
5.15%, 9/15/46 (b)(c)	735	725
		15,722
Corporate Bonds (34.5%)
Finance (14.0%)
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	480
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	360	369
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	183
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	350	357
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	210
American International Group, Inc.
4.88%, 6/1/22	275	310
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	376
Bank of America Corp.,
6.11%, 1/29/37	100	123
MTN
4.00%, 1/22/25	960	997
4.20%, 8/26/24	125	133
5.00%, 1/21/44	200	236
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	380
BNP Paribas SA,
4.38%, 5/12/26 (b)	200	207
5.00%, 1/15/21	150	168
Boston Properties LP
3.80%, 2/1/24	145	155
BPCE SA
5.15%, 7/21/24 (b)	550	579
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	138
Capital One Bank USA NA
3.38%, 2/15/23	510	525
Capital One Financial Corp.
2.45%, 4/24/19	125	128
Citigroup, Inc.,
4.45%, 9/29/27	175	184
5.50%, 9/13/25	550	628
6.68%, 9/13/43	100	132

Citizens Bank NA,
MTN
2.55%, 5/13/21	250	255
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	277
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	656
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	546
7.88%, 1/23/24 (b)(c)(d)	200	201
Credit Suisse AG
6.00%, 2/15/18	5	5
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (b)	275	289
Discover Bank
7.00%, 4/15/20	320	365
Discover Financial Services
3.95%, 11/6/24	275	282
Extra Space Storage LP
3.13%, 10/1/35 (b)(e)	250	270
Federal Realty Investment Trust
3.63%, 8/1/46	250	245
Five Corners Funding Trust
4.42%, 11/15/23 (b)	275	297
GE Capital International Funding Co.
2.34%, 11/15/20	468	481
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	556
MTN
4.80%, 7/8/44	175	198
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	498
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	407
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	605
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (e)	325	337
HSBC Finance Corp.
6.68%, 1/15/21	425	489
HSBC Holdings PLC
4.25%, 3/14/24	550	568
HSBC USA, Inc.
3.50%, 6/23/24	250	260
ING Bank N.V.
5.80%, 9/25/23 (b)	520	582
ING Groep N.V.
6.00%, 4/16/20 (c)(d)(e)	200	195
Intesa Sanpaolo SpA
5.25%, 1/12/24 (e)	300	324
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	485
JPMorgan Chase & Co.,
3.13%, 1/23/25	875	895
3.20%, 6/15/26	300	308
4.13%, 12/15/26	300	321
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	480
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	131

Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	260	300
MetLife, Inc.
5.70%, 6/15/35	150	182
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	216
6.25%, 2/25/20 (b)(e)	545	619
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	204
Principal Financial Group, Inc.
1.85%, 11/15/17	450	453
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	213
Realty Income Corp.
3.25%, 10/15/22	350	362
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	616
Santander UK Group Holdings PLC,
2.88%, 10/16/20	375	379
3.13%, 1/8/21 (e)	325	331
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)(e)	500	515
Standard Chartered PLC
3.05%, 1/15/21 (b)(e)	375	387
Swedbank AB
2.38%, 2/27/19 (b)	270	276
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	511
Toronto-Dominion Bank (The)
3.63%, 9/15/31 (c)(e)	425	427
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	212
UBS Group Funding Co.
2.95%, 9/24/20 (b)	525	538
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	783
3.75%, 7/15/25	300	330
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	469
Wells Fargo & Co.,
5.61%, 1/15/44	250	299
MTN
4.10%, 6/3/26	300	319
		27,784
Industrials (19.4%)
21st Century Fox America, Inc.
4.75%, 9/15/44	275	302
AbbVie, Inc.
3.20%, 5/14/26	325	330
Air Liquide Finance SA
1.75%, 9/27/21 (b)	225	225
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	418
Altria Group, Inc.,
2.85%, 8/9/22	25	26
5.38%, 1/31/44	260	329
Amazon.com, Inc.
3.80%, 12/5/24	475	527

Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	375	425
6.45%, 9/15/36	225	264
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24	425	460
4.90%, 2/1/46	425	508
Apple, Inc.,
2.40%, 5/3/23	265	270
2.45%, 8/4/26	225	225
4.45%, 5/6/44	250	281
Aramark Services, Inc.
4.75%, 6/1/26 (b)	375	378
AT&T, Inc.,
4.50%, 3/9/48 (b)	755	762
5.15%, 3/15/42	50	54
Baidu, Inc.
2.75%, 6/9/19	450	462
Barrick Gold Corp.
4.10%, 5/1/23 (e)	235	254
Baxalta, Inc.
4.00%, 6/23/25	600	642
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	178
Boston Scientific Corp.
3.85%, 5/15/25	425	453
BP Capital Markets PLC,
3.12%, 5/4/26	375	384
3.25%, 5/6/22	425	448
CBS Corp.
4.60%, 1/15/45	175	180
Celgene Corp.
3.88%, 8/15/25	375	402
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	335	273
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25 (b)	550	608
6.48%, 10/23/45 (b)	300	364
Citrix Systems, Inc.
0.50%, 4/15/19 (e)	200	227
CNH Industrial Capital LLC
4.38%, 11/6/20 (e)	300	314
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	426
Comcast Corp.
4.60%, 8/15/45	210	243
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	157
Crown Castle International Corp.
5.25%, 1/15/23	5	6
Daimler Finance North America LLC
2.25%, 7/31/19 (b)(e)	465	472
DCP Midstream LLC
5.35%, 3/15/20 (b)	169	174
Dollar General Corp.
3.25%, 4/15/23	375	388
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	295	299
Enable Midstream Partners LP
3.90%, 5/15/24	250	233
Ensco PLC
5.75%, 10/1/44	200	123

Experian Finance PLC
2.38%, 6/15/17 (b)	495	497
Express Scripts Holding Co.
4.50%, 2/25/26	275	302
Exxon Mobil Corp.
4.11%, 3/1/46	325	364
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	200	206
5.00%, 5/15/18	400	420
General Motors Co.
6.60%, 4/1/36	475	573
Gilead Sciences, Inc.
4.80%, 4/1/44	200	224
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	181
Goldcorp, Inc.
3.70%, 3/15/23	436	453
HCA, Inc.
4.75%, 5/1/23	465	486
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	435	476
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (b)	290	290
Home Depot, Inc.
5.88%, 12/16/36	300	412
Illumina, Inc.
0.00%, 6/15/19	332	345
Intel Corp.,
2.70%, 12/15/22	125	131
2.95%, 12/15/35 (Convertible)	313	433
International Business Machines Corp.
1.88%, 5/15/19	450	457
International Paper Co.
3.00%, 2/15/27	500	501
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)	275	286
5.63%, 11/15/23 (b)	250	276
Kraft Heinz Foods Co.,
4.38%, 6/1/46	325	345
5.38%, 2/10/20	26	29
Lockheed Martin Corp.
3.10%, 1/15/23	275	290
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (b)	75	75
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	299
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	500	477
MasTec, Inc.
4.88%, 3/15/23	390	387
McDonald’s Corp.,
MTN
4.60%, 5/26/45	150	169
Medtronic, Inc.
4.63%, 3/15/45	200	236
Microsoft Corp.
4.45%, 11/3/45	200	228
Mylan N.V.
3.95%, 6/15/26 (b)	550	555
NBC Universal Media LLC,
2.88%, 1/15/23	175	182
5.95%, 4/1/41	150	202

NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	100	101
NetApp, Inc.
2.00%, 12/15/17	150	150
Netflix, Inc.
5.50%, 2/15/22	480	519
Noble Energy, Inc.,
3.90%, 11/15/24	225	230
5.05%, 11/15/44	200	198
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	415	426
Novartis Capital Corp.
4.40%, 5/6/44	225	266
Nuance Communications, Inc.
2.75%, 11/1/31	253	255
Numericable-SFR SA
7.38%, 5/1/26 (b)	200	205
Occidental Petroleum Corp.
4.40%, 4/15/46	200	221
Omnicom Group, Inc.
3.65%, 11/1/24	215	229
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	227	271
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	359
Oracle Corp.
2.95%, 5/15/25	201	208
PepsiCo, Inc.
3.60%, 3/1/24	425	466
Philip Morris International, Inc.
2.50%, 8/22/22	365	375
Phillips 66 Partners LP
4.68%, 2/15/45	150	143
Priceline Group, Inc. (The)
0.90%, 9/15/21 (e)	275	296
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
Rowan Cos., Inc.
5.85%, 1/15/44	85	59
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Shell International Finance BV
3.25%, 5/11/25	400	422
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (b)	525	519
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Southern Copper Corp.
5.25%, 11/8/42 (e)	350	333
Spectra Energy Capital LLC
3.30%, 3/15/23	450	447
Telstra Corp., Ltd.
3.13%, 4/7/25 (b)	240	252
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	470	469
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	300	298
Total Capital International SA
2.88%, 2/17/22	50	52

Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (b)	325	328
Tyco International Finance SA
3.90%, 2/14/26	350	382
Tyson Foods, Inc.
4.88%, 8/15/34	250	278
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	566	607
United Technologies Corp.
4.50%, 6/1/42	100	116
Verizon Communications, Inc.
4.67%, 3/15/55	652	689
Visa, Inc.
3.15%, 12/14/25	550	582
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	529
Wal-Mart Stores, Inc.
5.25%, 9/1/35	435	579
Whole Foods Market, Inc.
5.20%, 12/3/25 (b)	505	549
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	200	203
Woodside Finance Ltd.
3.70%, 9/15/26 (b)	500	504
Yahoo!, Inc.
0.00%, 12/1/18	275	283
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)	475	505
		38,611
Utilities (1.1%)
Boston Gas Co.
4.49%, 2/15/42 (b)	275	305
CMS Energy Corp.
5.05%, 3/15/22	50	57
Duke Energy Corp.
2.65%, 9/1/26	400	393
Entergy Louisiana LLC
3.05%, 6/1/31	400	412
Exelon Generation Co., LLC
6.25%, 10/1/39	375	419
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	575	631
TransAlta Corp.
4.50%, 11/15/22	50	49
		2,266
		68,661
Mortgages - Other (9.2%)
Alternative Loan Trust,
0.71%, 5/25/47 (c)	191	164
5.50%, 2/25/36	12	11
6.00%, 4/25/36 — 7/25/37	181	145
PAC
5.50%, 2/25/36	6	5
6.00%, 4/25/36	24	19
Banc of America Alternative Loan Trust,
1.18%, 7/25/46 (c)	283	204
5.50%, 10/25/35	1,258	1,235

5.86%, 10/25/36		457	289
6.00%, 4/25/36		182	184
Banc of America Funding Trust,
5.25%, 7/25/37		425	436
6.00%, 7/25/37		34	28
ChaseFlex Trust,
6.00%, 2/25/37		581	472
Credit Suisse First Boston Mortgage Securities Corp.,
6.50%, 11/25/35		926	390
Eurosail PLC,
1.33%, 6/13/45 (c)	GBP	350	409
Fannie Mae Connecticut Avenue Securities,
4.53%, 5/25/25 (c)	$671		699
5.43%, 11/25/24 (c)		698	755
5.53%, 7/25/25 (c)		500	534
Farringdon Mortgages No. 2 PLC,
2.03%, 7/15/47 (c)	GBP	297	364
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	$17		15
6.25%, 8/25/36		256	200
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.83%, 10/25/27 (c)		400	417
4.28%, 9/25/24 (c)		600	622
4.53%, 8/25/24 (c)		306	321
4.78%, 11/25/23 (c)		700	742
5.08%, 10/25/24 (c)		901	957
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 — 7/25/46		1,031	1,051
3.50%, 5/25/45 — 7/25/46		1,581	1,635
3.87%, 5/25/45 (b)(c)		249	225
4.00%, 5/25/45		126	131
Grifonas Finance PLC,
0.09%, 8/28/39 (c)	EUR	544	457
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$303		288
HarborView Mortgage Loan Trust,
0.72%, 1/19/38 (c)		247	214
IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	665	598
Impac CMB Trust,
1.26%, 4/25/35 (c)	$241		190
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 — 8/25/36		228	221
JP Morgan Mortgage Trust,
3.13%, 6/25/37 (c)		118	109
6.00%, 6/25/37		94	91
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36		535	504
6.50%, 9/25/37		1,342	1,025
Oncilla Mortgage Funding PLC,
1.78%, 12/12/43 (c)	GBP	384	499
Paragon Mortgages No. 13 PLC,
0.93%, 1/15/39 (c)		300	335
RALI Trust,
5.50%, 12/25/34	$807		793
6.00%, 4/25/36 — 1/25/37		347	281
PAC
6.00%, 4/25/36		26	22
Residential Asset Securitization Trust,
6.00%, 7/25/36		37	32
			18,318

Municipal Bonds (1.0%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		115	167
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	334
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		705	945
Municipal Electric Authority of Georgia
6.66%, 4/1/57		435	585
			2,031
Sovereign (5.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	4,900	1,440
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,485	1,742
Guatemala Government Bond,
4.50%, 5/3/26 (b)	$400		419
Hungary Government International Bond,
5.75%, 11/22/23		1,306	1,541
Indonesia Government International Bond,
5.88%, 1/15/24		1,325	1,566
Mexico Government International Bond,
3.60%, 1/30/25		500	519
Peruvian Government International Bond,
7.35%, 7/21/25		1,260	1,748
8.75%, 11/21/33 (e)		16	26
Petroleos de Venezuela SA,
6.00%, 11/15/26		550	232
Petroleos Mexicanos,
6.38%, 1/23/45		230	221
6.88%, 8/4/26 (b)		140	158
Poland Government Bond,
3.25%, 7/25/25	PLN	4,780	1,290
Provincia de Cordoba,
7.13%, 6/10/21 (b)	$200		211
			11,113
U.S. Agency Securities (2.6%)
Federal Home Loan Bank
0.88%, 10/1/18		1,990	1,990
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19		3,200	3,224
			5,214
U.S. Treasury Securities (3.6%)
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25		5,612	5,719
U.S. Treasury Note
1.50%, 5/31/19		1,350	1,373
			7,092
Total Fixed Income Securities (Cost $182,243)			187,723

		Value
	Shares	(000)
Short-Term Investments (16.0%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $2,264)	2,263,765	2,264

Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $21,734)	21,734,042	21,734

	Face
	Amount
	(000)
U.S. Treasury Securities (2.7%)
U.S. Treasury Bill
0.34%, 10/20/16 (l)	$1,424	1,424
U.S. Treasury Note
0.88%, 4/30/17	4,000	4,008
Total U.S. Treasury Securities (Cost $5,432)		5,432

Certificate of Deposit (1.0%)
International Bank (1.0%)
Bank of Montreal
1.23%, 5/3/17 (Cost $1,950)	1,950	1,951

Commercial Paper (0.2%)
International Bank (0.2%)
Credit Agricole SA
1.25%, 2/9/17 (m) (Cost $448)	450	448
Total Short-Term Investments (Cost $31,828)		31,829
Total Investments (110.3%) (Cost $214,071) Including $4,918 of Securities Loaned (n)(o)(p)		219,552
Liabilities in Excess of Other Assets (-10.3%)		(20,450)
Net Assets (100.0%)		$199,102

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $4,918,000 and $5,031,000, respectively. The Portfolio received cash collateral of approximately $2,264,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,767,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Issuer in bankruptcy.
(g)	Acquired through exchange offer.
(h)	Non-income producing security; bond in default.
(i)	Security has been deemed illiquid at September 30, 2016.

(j)

At September 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $23,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at September 30, 2016.
(m)	The rates shown are the effective yields at the date of purchase.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(p)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,248,000 and the aggregate gross unrealized depreciation is approximately $1,767,000 resulting in net unrealized appreciation of approximately $5,481,000.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	7		$5	10/5/16	$ (—	@)
Australia and New Zealand Banking Group	CAD	1,293		$996	10/5/16	11
Australia and New Zealand Banking Group	EUR	1,751	NZD	2,700	10/5/16	(1)
Australia and New Zealand Banking Group	JPY	1,207		$12	10/5/16	—	@
Australia and New Zealand Banking Group	NZD	2,700	EUR	1,739	10/5/16	(12)
Australia and New Zealand Banking Group	NZD	2,722		$1,983	10/5/16	1
Australia and New Zealand Banking Group	PLN	2,522		$663	10/5/16	3
Australia and New Zealand Banking Group	TRY	60		$20	10/5/16	—	@
Australia and New Zealand Banking Group	$19		EUR	17	10/5/16	(—	@)
Australia and New Zealand Banking Group	$1,967		NZD	2,722	10/5/16	15
Australia and New Zealand Banking Group	$20		TRY	60	10/5/16	—	@
Australia and New Zealand Banking Group	$47		ZAR	668	10/5/16	2
Citibank NA	NOK	8,404		$1,052	10/5/16	1
Citibank NA	$987		CAD	1,293	10/5/16	(2)
Citibank NA	$4,631		EUR	4,121	10/5/16	(1)
HSBC Bank PLC	EUR	10		$11	10/5/16	(—	@)
HSBC Bank PLC	GBP	1,196		$1,575	10/5/16	24
HSBC Bank PLC	$1,532		GBP	1,177	10/5/16	(6)
HSBC Bank PLC	$1		SEK	9	10/5/16	(—	@)
JPMorgan Chase Bank NA	RUB	61,870		$939	10/5/16	(46)
JPMorgan Chase Bank NA	SEK	9		$1	10/5/16	—	@
JPMorgan Chase Bank NA	$1,177		BRL	3,822	10/5/16	(2)
JPMorgan Chase Bank NA	$1,389		BRL	4,527	10/5/16	3
JPMorgan Chase Bank NA	$14		HUF	3,850	10/5/16	—	@
JPMorgan Chase Bank NA	$1,015		NOK	8,404	10/5/16	36
JPMorgan Chase Bank NA	$1,304		PLN	4,990	10/5/16	1
JPMorgan Chase Bank NA	$947		RUB	61,870	10/5/16	38
JPMorgan Chase Bank NA	ZAR	668		$49	10/5/16	(—	@)
UBS AG	BRL	8,348		$2,561	10/5/16	(6)
UBS AG	CHF	10		$10	10/5/16	—	@
UBS AG	EUR	4,128		$4,643	10/5/16	5
UBS AG	HUF	3,850		$14	10/5/16	(—	@)
UBS AG	MXN	45,325		$2,437	10/5/16	100
UBS AG	PLN	4,553		$1,179	10/5/16	(11)
UBS AG	PLN	2,468		$641	10/5/16	(5)
UBS AG	RON	344		$87	10/5/16	(—	@)
UBS AG	$5		AUD	7	10/5/16	—	@
UBS AG	$10		CHF	10	10/5/16	(—	@)
UBS AG	$25		GBP	19	10/5/16	(—	@)
UBS AG	$12		JPY	1,207	10/5/16	(—	@)
UBS AG	$2,426		MXN	45,325	10/5/16	(89)

UBS AG	$1,162		PLN	4,553	10/5/16	29
UBS AG	$87		RON	344	10/5/16	—	@
Australia and New Zealand Banking Group	NZD	2,700	EUR	1,746	11/4/16	1
Australia and New Zealand Banking Group	TRY	60		$20	11/4/16	(—	@)
Australia and New Zealand Banking Group	$5		AUD	7	11/4/16	—	@
Australia and New Zealand Banking Group	$1,980		NZD	2,722	11/4/16	(1)
Citibank NA	CAD	1,293		$987	11/4/16	2
Citibank NA	EUR	4,121		$4,638	11/4/16	1
Citibank NA	$1,052		NOK	8,404	11/4/16	(1)
HSBC Bank PLC	GBP	1,177		$1,533	11/4/16	6
HSBC Bank PLC	SEK	9		$1	11/4/16	—	@
JPMorgan Chase Bank NA	BRL	4,527		$1,376	11/4/16	(3)
JPMorgan Chase Bank NA	PLN	4,990		$1,303	11/4/16	(1)
JPMorgan Chase Bank NA	$48		ZAR	668	11/4/16	—	@
UBS AG	JPY	1,207		$12	11/4/16	—	@
UBS AG	$10		CHF	10	11/4/16	(—	@)
UBS AG	$14		HUF	3,850	11/4/16	—	@
UBS AG	$87		RON	344	11/4/16	—	@
						$92

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	95	$20,755	Dec-16	$1
U.S. Treasury 5 yr. Note	111	13,488	Dec-16	9
U.S. Treasury Long Bond	17	2,859	Dec-16	(23)
U.S. Treasury Ultra Bond	60	11,032	Dec-16	(206)
Short:
German Euro Bund	14	(2,606)	Dec-16	(6)
U.S. Treasury 10 yr. Note	3	(393)	Dec-16	1
U.S. Treasury 10 yr. Ultra Long Bond	101	(14,560)	Dec-16	23
				$(201)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at September 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$895	1.00%	3/20/19	$17		$(35)	$(18)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	500	5.00	5/11/63	3		(91)	(88)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(—	@)	(69)	(69)	NR
		$1,790			$20		$(195)	$(175)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.8%
Industrials	17.8
Short-Term Investments	13.6
Finance	12.8
Other**	10.3
Mortgages - Other	8.4
Commercial Mortgage-Backed Securities	7.3
Asset-Backed Securities	6.0
Sovereign	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $65,693,000 with net unrealized depreciation of approximately $201,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $92,000 and does not include open swap agreements with total unrealized depreciation of approximately $195,000.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Argentina (7.1%)
Corporate Bonds (3.7%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		$540	$606
Province of Salta Argentina,
9.13%, 7/7/24 (a)		2,175	2,395
Provincia de Cordoba,
7.13%, 6/10/21 (a)		1,506	1,585
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,370	2,379
Provincia del Chubut Argentina,
7.75%, 7/26/26 (a)		1,780	1,833
			8,798
Sovereign (3.4%)
Argentina Bonar Bonds,
27.92%, 10/9/17 (b)	ARS	14,790	982
Argentine Republic Government International Bond,
6.88%, 4/22/21 (a)		$2,630	2,869
7.50%, 4/22/26 (a)		2,080	2,352
Republic of Argentina,
2.50%, 12/31/38 (c)		1,850	1,320
7.13%, 7/6/36 (a)		720	764
			8,287
			17,085
Brazil (6.0%)
Corporate Bonds (2.7%)
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (a)		1,458	1,258
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(b)(d)		1,400	1,421
Petrobras Global Finance BV,
8.38%, 5/23/21		3,390	3,712
			6,391
Sovereign (3.3%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)		3,150	3,119
Brazilian Government International Bond,
4.25%, 1/7/25		1,750	1,748
5.00%, 1/27/45		3,309	3,019
			7,886
			14,277
Chile (1.5%)
Corporate Bond (0.7%)
Colbun SA,
4.50%, 7/10/24 (a)		1,530	1,603

Sovereign (0.8%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21		1,761	1,889
			3,492

China (3.6%)
Sovereign (3.6%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,528
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,115
3.70%, 6/10/25 (a)	838	897
		8,540
Colombia (2.3%)
Sovereign (2.3%)
Colombia Government International Bond,
4.38%, 7/12/21	530	575
5.00%, 6/15/45	3,000	3,262
11.75%, 2/25/20	1,250	1,641
		5,478
Dominican Republic (3.1%)
Sovereign (3.1%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	3,664	4,122
6.88%, 1/29/26 (a)	2,100	2,436
7.45%, 4/30/44 (a)	739	881
		7,439
Ecuador (2.0%)
Sovereign (2.0%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	4,590	4,693

Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,060	980

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	940	984

Honduras (0.6%)
Sovereign (0.6%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,337

Hungary (2.9%)
Sovereign (2.9%)
Hungary Government International Bond,
5.38%, 3/25/24	1,012	1,177
5.75%, 11/22/23	890	1,050
6.38%, 3/29/21	1,110	1,287
7.63%, 3/29/41 (e)	2,180	3,426
		6,940

India (0.4%)
Corporate Bonds (0.4%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)	282	284
Export-Import Bank of India,
3.38%, 8/5/26 (a)(e)	790	803
		1,087
Indonesia (9.2%)
Sovereign (9.2%)
Indonesia Government International Bond,
4.13%, 1/15/25	3,450	3,689
4.75%, 1/8/26 (a)	1,430	1,600
5.13%, 1/15/45 (a)(e)	1,050	1,200
5.88%, 1/15/24 (a)	460	543
5.88%, 1/15/24	4,250	5,022
5.95%, 1/8/46 (a)	1,430	1,813
7.75%, 1/17/38	2,925	4,236
Majapahit Holding BV,
7.75%, 1/20/20	1,080	1,245
Pertamina Persero PT,
4.88%, 5/3/22	500	540
6.45%, 5/30/44 (a)	1,870	2,171
		22,059
Ivory Coast (1.3%)
Sovereign (1.3%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)	780	786
5.75%, 12/31/32	2,455	2,420
		3,206
Jamaica (1.6%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,270	1,110

Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25	520	613
7.88%, 7/28/45	740	873
8.00%, 3/15/39	1,010	1,217
		2,703
		3,813
Kazakhstan (2.8%)
Sovereign (2.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	520	512
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,420	1,374
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,000	2,261
KazMunayGas National Co., JSC,
9.13%, 7/2/18	2,230	2,467
		6,614

Lithuania (0.8%)
Sovereign (0.8%)
Lithuania Government International Bond,
6.63%, 2/1/22	580	717
7.38%, 2/11/20	925	1,100
		1,817
Mexico (13.2%)
Corporate Bonds (2.1%)
Alfa SAB de CV,
6.88%, 3/25/44	1,440	1,530
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (a)	1,797	1,851
Nemak SAB de CV,
5.50%, 2/28/23	1,600	1,638
		5,019
Sovereign (11.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)(b)	2,230	2,168
Mexico City Airport Trust,
5.50%, 10/31/46 (a)(e)	1,450	1,426
Mexico Government International Bond,
3.60%, 1/30/25	2,700	2,805
4.35%, 1/15/47	1,100	1,083
4.60%, 1/23/46	2,530	2,574
6.05%, 1/11/40	1,482	1,810
Petroleos Mexicanos,
4.88%, 1/24/22	3,240	3,313
5.63%, 1/23/46	2,200	1,927
6.38%, 1/23/45	2,860	2,746
6.50%, 6/2/41	2,330	2,278
6.63%, 6/15/38	1,176	1,170
6.88%, 8/4/26 (a)	1,500	1,695
8.63%, 12/1/23	1,350	1,569
		26,564
		31,583
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond,
10.88%, 4/6/21	1,050	1,129

Namibia (0.7%)
Sovereign (0.7%)
Namibia International Bonds,
5.25%, 10/29/25 (a)	1,482	1,570

Nigeria (0.6%)
Sovereign (0.6%)
Nigeria Government International Bond,
6.38%, 7/12/23	1,540	1,521

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)(e)	1,600	1,696

Panama Government International Bond,
4.00%, 9/22/24	294	323
5.20%, 1/30/20	680	753
8.88%, 9/30/27	883	1,329
		4,101
Paraguay (1.0%)
Sovereign (1.0%)
Republic of Paraguay,
4.63%, 1/25/23 (a)	480	511
6.10%, 8/11/44 (a)	1,580	1,805
		2,316
Peru (2.7%)
Corporate Bonds (1.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(b)	1,780	1,992
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	1,040	1,094
		3,086
Sovereign (1.4%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(b)	1,298	1,402
Peruvian Government International Bond,
6.55%, 3/14/37	1,400	1,984
		3,386
		6,472
Philippines (3.1%)
Sovereign (3.1%)
Philippine Government International Bond,
3.95%, 1/20/40	1,396	1,598
8.38%, 6/17/19	146	174
9.50%, 2/2/30	3,331	5,751
		7,523
Poland (1.4%)
Sovereign (1.4%)
Poland Government International Bond,
3.00%, 3/17/23	2,260	2,355
4.00%, 1/22/24	650	720
5.00%, 3/23/22	250	285
		3,360
Romania (0.9%)
Sovereign (0.9%)
Romanian Government International Bond,
4.38%, 8/22/23	1,500	1,663
6.13%, 1/22/44 (e)	336	455
		2,118
Russia (7.3%)
Sovereign (7.3%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	13,000	14,040
5.63%, 4/4/42	1,200	1,390

SCF Capital Ltd.,
5.38%, 6/16/23 (a)	2,040	2,141
		17,571
Serbia (0.7%)
Sovereign (0.7%)
Republic of Serbia,
7.25%, 9/28/21	1,485	1,732

South Africa (1.7%)
Sovereign (1.7%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)(e)	1,678	1,669
7.13%, 2/11/25 (a)	1,480	1,526
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)	950	926
		4,121
Sri Lanka (1.1%)
Sovereign (1.1%)
Sri Lanka Government International Bond,
6.25%, 10/4/20	139	146
6.25%, 10/4/20 (a)	510	534
6.85%, 11/3/25 (a)	1,900	2,046
		2,726
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (a)	1,300	1,275

Turkey (4.9%)
Sovereign (4.9%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	1,960	2,045
Turkey Government International Bond,
3.25%, 3/23/23	740	697
4.88%, 4/16/43	1,600	1,499
5.63%, 3/30/21	5,822	6,215
6.88%, 3/17/36	1,200	1,406
		11,862
Ukraine (2.9%)
Sovereign (2.9%)
Ukraine Government International Bond, 7.75%, 9/1/22 — 9/1/26	7,230	6,894

Venezuela (5.2%)
Sovereign (5.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	29,740	12,562

Zambia (1.1%)
Sovereign (1.1%)
Zambia Government International Bond,
8.50%, 4/14/24	1,790	1,763
8.97%, 7/30/27 (a)	780	773
		2,536
Total Fixed Income Securities (Cost $221,561)		232,813

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/20 (b)(f)	750	56

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(f)	3,750	11
Total Warrants (Cost $—)		67

	Shares	Value (000)
Short-Term Investments (4.4%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	4,033,705	4,034

	Face Amount (000)
Repurchase Agreement (0.3%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $705; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $719)	$705	705
Total Securities held as Collateral on Loaned Securities (Cost $4,739)		4,739

Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $3,450)	3,449,988	3,450

	Face Amount (000)
Sovereign (1.0%)
Argentina (1.0%)
Letras del Banco Central de la Republica Argentina,
28.25%, 1/11/17	ARS	3,090	189
29.50%, 1/11/17	3,100		189
30.25%, 12/28/16	22,000		1,354
30.50%, 12/28/16	10,370		638
Total Sovereign (Cost $2,528)			2,370
Total Short-Term Investments (Cost $10,717)			10,559
Total Investments (101.6%) (Cost $232,278) Including $7,920 of Securities Loaned (h)(i)(j)			243,439
Liabilities in Excess of Other Assets (-1.6%)			(3,744)
Net Assets (100.0%)			$239,695

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $7,920,000 and $8,114,000, respectively. The Portfolio received cash collateral of approximately $5,061,000, of which approximately $4,739,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $322,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,053,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Security has been deemed illiquid at September 30, 2016.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.
(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,379,000 and the aggregate gross unrealized depreciation is approximately $5,218,000 resulting in net unrealized appreciation of approximately $11,161,000.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	ARS	9,740		$591	12/30/16	$(16)
Citibank NA	ARS	7,030		$420	12/30/16	(19)
Citibank NA	ARS	7,060		$420	12/30/16	(20)
Citibank NA	ARS	8,000		$491	1/18/17	(4)
Citibank NA	ARS	2,380		$146	1/18/17	(1)
Citibank NA	ARS	24,000		$1,310	6/13/17	(85)
Citibank NA	$1,379		ARS	24,000	6/13/17	15
						$(130)

ARS — Argentine Peso

Futures Contract:

The Portfolio had the following futures contract open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	93	$(12,195)	Dec-16	$18

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.0%
Corporate Bonds	11.5
Other**	1.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include an open short futures contract with an underlying face amount of approximately $12,195,000 with unrealized appreciation of approximately $18,000 and does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $130,000.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Argentina (0.9%)
Banco Macro SA ADR	16,852	$1,319
Grupo Financiero Galicia SA ADR	42,158	1,311
		2,630
Austria (1.4%)
Erste Group Bank AG (a)	100,956	2,990
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,304	960
		3,950
Brazil (7.3%)
Banco Bradesco SA (Preference)	418,767	3,820
BRF SA	220,545	3,752
Itau Unibanco Holding SA (Preference)	340,739	3,722
Lojas Renner SA	184,993	1,392
MercadoLibre, Inc.	18,261	3,378
Raia Drogasil SA	138,472	2,822
Ultrapar Participacoes SA	72,499	1,584
		20,470
Chile (0.6%)
SACI Falabella	210,447	1,543

China (18.1%)
Alibaba Group Holding Ltd. ADR (a)(b)	41,546	4,395
Bank of China Ltd. H Shares (c)	7,683,000	3,543
China Construction Bank Corp. H Shares (c)	6,960,230	5,195
China Machinery Engineering Corp. H Shares (c)	704,000	415
China Mengniu Dairy Co., Ltd. (c)	491,000	920
China Mobile Ltd. (c)	513,500	6,305
China Overseas Land & Investment Ltd. (c)	460,000	1,576
China Pacific Insurance Group Co., Ltd. H Shares (c)	591,600	2,199
China Unicom Hong Kong Ltd. (c)	988,000	1,203
Chongqing Changan Automobile Co., Ltd. B Shares	243,300	396
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	1,110,000	520
CSPC Pharmaceutical Group Ltd. (c)	970,000	974
Huadian Power International Corp., Ltd. H Shares (c)	1,010,000	455
JD.com, Inc. ADR (a)(b)	63,372	1,653
NetEase, Inc. ADR	4,126	993
New Oriental Education & Technology Group, Inc. ADR (a)	19,024	882
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (c)	1,042,000	323
Shenzhen International Holdings Ltd. (c)	490,500	817
Shenzhou International Group Holdings Ltd. (c)	238,000	1,664
TAL Education Group ADR (a)(b)	15,191	1,076
Tencent Holdings Ltd. (c)	479,200	13,278
Yum! Brands, Inc.	18,223	1,655
		50,437
Colombia (0.7%)
Cemex Latam Holdings SA (a)	174,627	664
Grupo de Inversiones Suramericana SA	71,591	934
Grupo de Inversiones Suramericana SA (Preference)	30,243	391
		1,989

Czech Republic (0.9%)
Komercni Banka AS	68,316	2,368

Egypt (0.5%)
Commercial International Bank Egypt SAE	246,583	1,326

Germany (0.5%)
Adidas AG	8,157	1,416

Hong Kong (2.7%)
AIA Group Ltd.	520,800	3,490
Samsonite International SA	1,270,200	4,083
		7,573
India (10.1%)
Ashok Leyland Ltd.	2,386,781	2,867
Bharat Financial Inclusion Ltd. (a)	106,969	1,422
Bharat Petroleum Corp., Ltd.	293,246	2,704
Glenmark Pharmaceuticals Ltd.	61,163	850
HDFC Bank Ltd.	94,135	2,093
IndusInd Bank Ltd.	155,016	2,800
Larsen & Toubro Ltd.	123,084	2,659
Marico Ltd.	462,634	1,917
Maruti Suzuki India Ltd.	26,858	2,218
Shree Cement Ltd.	12,636	3,244
Shriram Transport Finance Co., Ltd.	166,918	2,923
Zee Entertainment Enterprises Ltd.	288,343	2,372
		28,069
Indonesia (4.5%)
Astra International Tbk PT	1,508,500	958
Bank Mandiri Persero Tbk PT	2,120,500	1,828
Bank Negara Indonesia Persero Tbk PT	2,958,000	1,265
Bumi Serpong Damai Tbk PT	8,644,600	1,471
Jasa Marga Persero Tbk PT	821,300	290
Link Net Tbk PT	3,083,500	1,028
Matahari Department Store Tbk PT	655,300	930
Semen Indonesia Persero Tbk PT	1,540,300	1,197
Surya Citra Media Tbk PT	3,157,400	681
Telekomunikasi Indonesia Persero Tbk PT	4,802,200	1,591
United Tractors Tbk PT	190,600	259
XL Axiata Tbk PT (a)	5,514,325	1,144
		12,642
Korea, Republic of (12.3%)
Amorepacific Corp.	6,394	2,262
CJ CheilJedang Corp.	2,729	901
CJ Corp.	5,410	917
Cosmax, Inc.	5,937	818
Coway Co., Ltd.	19,161	1,658
Hanwha Techwin Co., Ltd.	22,599	1,307
Hugel, Inc. (a)	3,874	1,500
Hyundai Development Co-Engineering & Construction	49,685	2,321
Hyundai Wia Corp.	8,594	679
Innocean Worldwide, Inc.	13,658	909
Korea Aerospace Industries Ltd.	25,979	1,803
Korea Electric Power Corp.	32,190	1,576
Mando Corp.	4,865	1,096
NAVER Corp.	3,787	3,040
Nexon Co., Ltd.	100,000	1,563

Samsung Electronics Co., Ltd.	4,852	7,072
Samsung Electronics Co., Ltd. (Preference)	2,483	2,931
Samsung Fire & Marine Insurance Co., Ltd.	276	70
SK Holdings Co., Ltd.	10,001	1,928
		34,351
Mexico (5.9%)
Alfa SAB de CV	787,747	1,227
Alsea SAB de CV	337,099	1,141
Cemex SAB de CV ADR (a)	412,236	3,273
Fomento Economico Mexicano SAB de CV ADR	49,506	4,556
Grupo Financiero Banorte SAB de CV Series O	677,035	3,554
Grupo Financiero Santander Mexico SAB de CV ADR	140,661	1,238
Mexichem SAB de CV	598,216	1,337
		16,326
Pakistan (1.3%)
Lucky Cement Ltd.	259,000	1,682
United Bank Ltd.	974,800	1,863
		3,545
Panama (0.6%)
Copa Holdings SA, Class A	17,836	1,568

Peru (2.1%)
Cia de Minas Buenaventura SA ADR (a)	125,532	1,737
Credicorp Ltd.	27,765	4,227
		5,964
Philippines (3.7%)
Ayala Corp.	64,550	1,142
BDO Unibank, Inc.	451,060	1,024
DMCI Holdings, Inc.	4,220,850	1,052
International Container Terminal Services, Inc.	656,650	1,049
LT Group, Inc.	873,500	276
Metro Pacific Investments Corp.	10,260,900	1,503
Metropolitan Bank & Trust Co.	1,231,215	2,168
SM Investments Corp.	152,104	2,121
		10,335
Poland (3.4%)
Bank Pekao SA	39,097	1,270
Bank Zachodni WBK SA	15,357	1,253
CCC SA	37,876	1,758
Eurocash SA	101,761	1,134
Jeronimo Martins SGPS SA	140,672	2,439
LPP SA	755	778
mBank SA (a)	946	85
Powszechna Kasa Oszczednosci Bank Polski SA	109,815	753
		9,470
Russia (2.1%)
Mail.ru Group Ltd. GDR (a)	82,177	1,440
MMC Norilsk Nickel PJSC ADR	88,967	1,422
X5 Retail Group N.V. GDR (a)	43,420	1,258
Yandex N.V., Class A (a)	79,694	1,678
		5,798

South Africa (6.2%)
AVI Ltd.	110,938	760
Clicks Group Ltd.	135,614	1,258
Mondi PLC	110,827	2,334
Naspers Ltd., Class N	32,602	5,650
Sasol Ltd.	73,655	2,015
Steinhoff International Holdings N.V. H Shares	522,949	3,002
Vodacom Group Ltd.	195,525	2,198
		17,217
Taiwan (9.1%)
Advanced Semiconductor Engineering, Inc.	1,576,000	1,892
Catcher Technology Co., Ltd.	223,000	1,821
Delta Electronics, Inc.	285,326	1,529
E.Sun Financial Holdings Co., Ltd.	1,567,000	893
Eclat Textile Co., Ltd.	96,649	1,158
Hon Hai Precision Industry Co., Ltd.	800,965	2,028
Largan Precision Co., Ltd.	11,000	1,337
PChome Online, Inc.	79,485	939
Pegatron Corp.	609,000	1,577
President Chain Store Corp.	80,000	638
Taiwan Mobile Co., Ltd.	291,000	1,049
Taiwan Semiconductor Manufacturing Co., Ltd.	1,344,000	7,882
Uni-President Enterprises Corp.	1,103,965	2,080
Yeong Guan Energy Technology Group Co., Ltd.	116,000	637
		25,460
Thailand (2.8%)
Central Pattana PCL (Foreign)	868,300	1,466
DKSH Holding AG	25,884	1,902
Kasikornbank PCL NVDR	288,600	1,570
Minor International PCL (Foreign)	1,328,130	1,502
Sino-Thai Engineering & Construction PCL (Foreign)	1,777,400	1,217
		7,657
Turkey (1.1%)
Arcelik AS	251,488	1,773
Ulker Biskuvi Sanayi AS	185,248	1,323
		3,096
United States (0.5%)
Nien Made Enterprise Co., Ltd.	114,000	1,477
Total Common Stocks (Cost $217,212)		276,677

Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,773)	2,773,110	2,773

Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,921)	2,921,385	2,921
Total Short-Term Investments (Cost $5,694)		5,694
Total Investments (101.3%) (Cost $222,906) Including $3,854 of Securities Loaned (e)(f)(g)(h)		282,371
Liabilities in Excess of Other Assets (-1.3%)		(3,739)
Net Assets (100.0%)		$278,632

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $3,854,000 and $3,918,000, respectively. The Portfolio received cash collateral of approximately $2,773,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,145,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $204,148,000 and 73.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $70,141,000 and the aggregate gross unrealized depreciation is approximately $10,676,000 resulting in net unrealized appreciation of approximately $59,465,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	EUR	5,102	$5,709	10/20/16	$(26)

EUR                      — Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.5%
Banks	19.1
Internet Software & Services	10.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $26,000

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (10.4%)
L’Oreal SA	15,414	$2,910
Pernod Ricard SA	12,740	1,508
		4,418
Germany (3.0%)
SAP SE	14,036	1,277

Italy (1.2%)
Davide Campari-Milano SpA	43,564	491

Japan (2.5%)
Japan Tobacco, Inc.	26,500	1,083

Netherlands (0.9%)
RELX N.V.	21,430	385

Switzerland (4.7%)
Nestle SA (Registered)	25,394	2,001

United Kingdom (25.7%)
British American Tobacco PLC	51,018	3,263
Experian PLC	44,507	892
Reckitt Benckiser Group PLC	33,851	3,190
RELX PLC	31,018	588
Unilever PLC	62,271	2,952
		10,885
United States (49.5%)
Accenture PLC, Class A	16,547	2,022
Altria Group, Inc.	29,566	1,869
Automatic Data Processing, Inc.	14,473	1,277
Coca-Cola Co.	19,567	828
International Flavors & Fragrances, Inc.	6,260	895
Intuit, Inc.	5,013	551
Microsoft Corp.	56,508	3,255
Moody’s Corp.	4,028	436
NIKE, Inc., Class B	21,600	1,137
Philip Morris International, Inc.	11,907	1,158
Reynolds American, Inc.	40,391	1,904
Time Warner, Inc.	12,054	960
Twenty-First Century Fox, Inc., Class A	28,625	693
Twenty-First Century Fox, Inc., Class B	35,420	876
Visa, Inc., Class A	22,893	1,893
Walt Disney Co. (The)	13,467	1,251
		21,005
Total Common Stocks (Cost $27,120)		41,545

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $692)	692,321	692
Total Investments (99.5%) (Cost $27,812) (b)(c)(d)		42,237
Other Assets in Excess of Liabilities (0.5%)		195
Net Assets (100.0%)		$42,432

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $20,540,000 and 48.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(d)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,974,000 and the aggregate gross unrealized depreciation is approximately $549,000 resulting in net unrealized appreciation of approximately $14,425,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	22.0%
Other*	16.6
Personal Products	13.9
Information Technology Services	12.3
Software	12.0
Media	8.9
Household Products	7.6
Beverages	6.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Australia (3.5%)
Macquarie Atlas Roads Group	261,432	$1,002
Sydney Airport	130,447	701
Transurban Group	184,894	1,612
		3,315
Brazil (0.2%)
CCR SA	29,374	153

Canada (10.6%)
Enbridge, Inc. (a)	84,369	3,708
Hydro One Ltd. (b)	18,609	367
Inter Pipeline Ltd.	49,752	1,050
Pembina Pipeline Corp. (a)	35,372	1,078
TransCanada Corp. (a)	78,510	3,729
		9,932
China (6.1%)
Guangdong Investment Ltd. (c)	1,506,000	2,404
Hopewell Highway Infrastructure Ltd. (c)	5,471,500	3,350
		5,754
France (4.4%)
Aeroports de Paris (ADP)	3,910	388
Eutelsat Communications SA	7,384	153
Groupe Eurotunnel SE	89,890	972
SES SA	38,549	945
Vinci SA	21,600	1,652
		4,110
Italy (2.3%)
Atlantia SpA	34,226	869
Infrastrutture Wireless Italiane SpA (b)	192,200	946
Snam SpA	72,940	404
		2,219
Japan (2.4%)
East Japan Railway Co.	5,100	460
Japan Airport Terminal Co., Ltd. (a)	16,600	631
Tokyo Gas Co., Ltd.	259,000	1,152
		2,243
Mexico (0.7%)
OHL Mexico SAB de CV (d)	526,761	699

Spain (7.4%)
Abertis Infraestructuras SA	31,344	488
Atlantica Yield PLC	45,930	873
EDP Renovaveis SA	25,040	201
Ferrovial SA	66,192	1,408
Saeta Yield SA	399,999	3,973
		6,943

Switzerland (1.2%)
Flughafen Zuerich AG (Registered)	5,900	1,152

United Kingdom (13.1%)
John Laing Group PLC (b)	1,598,143	5,649
National Grid PLC	268,039	3,788
Pennon Group PLC	56,586	654
Severn Trent PLC	33,906	1,101
United Utilities Group PLC	83,859	1,091
		12,283
United States (43.2%)
American Tower Corp. REIT	42,460	4,812
American Water Works Co., Inc.	11,730	878
Atmos Energy Corp.	14,220	1,059
Crown Castle International Corp. REIT	40,405	3,807
Enbridge Energy Management LLC (d)	388,806	9,891
Eversource Energy	23,529	1,275
Kinder Morgan, Inc.	145,443	3,364
NiSource, Inc.	17,263	416
Pattern Energy Group, Inc.	165,749	3,728
PG&E Corp.	58,337	3,568
SBA Communications Corp., Class A (d)	11,492	1,289
Sempra Energy	29,399	3,151
Spectra Energy Corp.	61,816	2,643
Union Pacific Corp.	6,640	648
Williams Cos., Inc. (The)	1,736	53
		40,582
Total Common Stocks (Cost $70,344)		89,385

Short-Term Investments (12.4%)
Securities held as Collateral on Loaned Securities (4.8%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,831,320	3,831

	Face Amount (000)	Value (000)
Repurchase Agreement (0.7%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $670; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $683)	$670	670
Total Securities held as Collateral on Loaned Securities (Cost $4,501)		4,501

	Shares
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $7,152)	7,152,087	7,152
Total Short-Term Investments (Cost $11,653)		11,653
Total Investments (107.5%) (Cost $81,997) Including $4,661 of Securities Loaned (f)(g)(h)		101,038
Liabilities in Excess of Other Assets (-7.5%)		(7,052)
Net Assets (100.0%)		$93,986

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $4,661,000 and $4,910,000, respectively. The Portfolio received cash collateral of approximately $4,807,000, of which approximately $4,501,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $306,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $103,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $33,870,000 and 36.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,720,000 and the aggregate gross unrealized depreciation is approximately $679,000 resulting in net unrealized appreciation of approximately $19,041,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.8%
Communications	12.4
Toll Roads	11.2
Electricity Transmission & Distribution	9.3
PPA Contracted Renewables	9.1
Short-Term Investment	7.4
Diversified	7.3
Water	6.4
Other**	4.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (5.1%)
Dexus Property Group REIT	32,996	$232
Goodman Group REIT	119,365	667
GPT Group REIT	125,615	488
Investa Office Fund REIT	29,408	103
Mirvac Group REIT	148,806	256
Scentre Group REIT	319,920	1,153
Shopping Centres Australasia Property Group REIT	19,101	33
Stockland REIT	112,925	412
Vicinity Centres REIT	98,376	239
Viva Energy REIT (a)	789	1
Westfield Corp. REIT	145,252	1,083
		4,667
Austria (0.2%)
Atrium European Real Estate Ltd.	19,408	86
BUWOG AG (a)	4,132	112
		198
Brazil (0.0%)
BR Properties SA	5,269	14

Canada (2.1%)
Boardwalk REIT	9,194	363
Brookfield Canada Office Properties REIT	10,816	227
Crombie Real Estate Investment Trust REIT	11,105	121
Dream Office Real Estate Investment Trust REIT	9,120	118
Extendicare, Inc.	16,840	121
First Capital Realty, Inc.	17,962	301
RioCan REIT	26,537	550
Smart Real Estate Investment Trust REIT	4,007	108
		1,909
China (0.4%)
China Overseas Land & Investment Ltd. (b)	36,000	123
Global Logistic Properties Ltd.	156,600	216
		339
Finland (0.4%)
Citycon Oyj	150,683	384

France (2.9%)
Fonciere Des Regions REIT	1,503	140
Gecina SA REIT	2,779	437
ICADE REIT	4,452	347
Klepierre REIT	11,140	511
Unibail-Rodamco SE REIT	4,748	1,280
		2,715
Germany (1.4%)
ADO Properties SA (c)	1,051	42
Alstria Office AG REIT (a)	1,924	26
Deutsche Euroshop AG	1,516	71
Deutsche Wohnen AG	11,935	434
LEG Immobilien AG (a)	453	43

Vonovia SE	18,449	699
		1,315
Hong Kong (10.5%)
Cheung Kong Property Holdings Ltd.	184,000	1,357
Hang Lung Properties Ltd.	43,000	98
Henderson Land Development Co., Ltd.	73,394	439
Hongkong Land Holdings Ltd.	258,700	1,845
Hysan Development Co., Ltd.	198,921	934
Kerry Properties Ltd.	5,199	17
Link REIT	121,164	894
New World Development Co., Ltd.	291,031	381
Sino Land Co., Ltd.	43,085	77
Sun Hung Kai Properties Ltd.	140,893	2,147
Swire Properties Ltd.	347,300	1,022
Wharf Holdings Ltd. (The)	66,816	489
		9,700
Ireland (0.6%)
Green REIT PLC	159,654	261
Hibernia REIT PLC	197,516	304
		565
Italy (0.1%)
Beni Stabili SpA REIT (a)	95,619	57

Japan (10.9%)
Activia Properties, Inc. REIT	48	256
Advance Residence Investment Corp. REIT	53	150
Daiwa Office Investment Corp. REIT	24	147
Frontier Real Estate Investment Corp. REIT	7	35
GLP J-REIT	171	227
Hulic Co., Ltd.	9,500	97
Hulic REIT, Inc.	10	18
Industrial & Infrastructure Fund Investment Corp. REIT	5	25
Invincible Investment Corp. REIT	500	280
Japan Hotel REIT Investment Corp. REIT	142	113
Japan Real Estate Investment Corp. REIT	101	603
Japan Rental Housing Investments, Inc. REIT	47	39
Japan Retail Fund Investment Corp. REIT	116	287
Kenedix Office Investment Corp. REIT	13	80
Mitsubishi Estate Co., Ltd.	112,000	2,100
Mitsui Fudosan Co., Ltd.	90,000	1,916
Mori Hills Investment Corp. REIT	90	135
Mori Trust Sogo Reit, Inc. REIT	122	214
Nippon Building Fund, Inc. REIT	116	734
Nippon Prologis, Inc. REIT	92	233
Nomura Real Estate Master Fund, Inc. REIT	398	665
NTT Urban Development Corp.	1,600	15
Orix, Inc. J-REIT	135	238
Sumitomo Realty & Development Co., Ltd.	38,000	985
Tokyo Tatemono Co., Ltd.	2,100	25
Tokyu, Inc. REIT	10	13
United Urban Investment Corp. REIT	259	472
		10,102
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—

Netherlands (0.7%)
Eurocommercial Properties N.V. CVA REIT	7,210	326
Vastned Retail N.V. REIT	1,888	76
Wereldhave N.V. REIT	5,082	257
		659
Norway (0.5%)
Entra ASA (c)	33,969	381
Norwegian Property ASA	35,401	48
		429
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	86,300	160
CapitaLand Commercial Trust Ltd. REIT	79,100	93
CapitaLand Ltd.	66,300	157
CapitaLand Mall Trust REIT	119,300	190
EC World Real Estate Investment Trust Unit (a)	37,700	21
Mapletree Commercial Trust REIT	30,300	36
Mapletree Logistics Trust REIT	146,671	115
Suntec REIT	14,500	18
UOL Group Ltd.	35,829	148
		938
Spain (0.4%)
Hispania Activos Inmobiliarios SAU REIT	1,545	21
Inmobiliaria Colonial SA	20,348	148
Merlin Properties Socimi SA REIT	13,791	163
		332
Sweden (0.7%)
Atrium Ljungberg AB, Class B	6,876	120
Castellum AB	13,083	196
Hufvudstaden AB, Class A	16,128	279
Wihlborgs Fastigheter AB	600	13
		608
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	5,584	532
Swiss Prime Site AG (Registered) (a)	763	67
		599
United Kingdom (6.3%)
British Land Co., PLC REIT	144,551	1,188
Capital & Regional PLC REIT	112,367	88
Derwent London PLC REIT	19,816	669
Great Portland Estates PLC REIT	66,665	548
Hammerson PLC REIT	63,626	485
Helical PLC	7,147	25
Intu Properties PLC REIT	66,676	256
Kennedy Wilson Europe Real Estate PLC	10,336	135
Land Securities Group PLC REIT	105,966	1,456
LXB Retail Properties PLC (a)	137,376	120
Segro PLC REIT	44,427	262
St. Modwen Properties PLC	54,469	208
Unite Group PLC	9,938	82
Urban & Civic PLC	63,593	185

Workspace Group PLC REIT	8,448	76
		5,783
United States (53.4%)
Acadia Realty Trust REIT	4,761	173
American Homes 4 Rent, Class A REIT	4,350	94
Apartment Investment & Management Co., Class A REIT	12,705	583
AvalonBay Communities, Inc. REIT	15,260	2,714
Boston Properties, Inc. REIT	20,899	2,848
Brixmor Property Group, Inc. REIT	10,981	305
Camden Property Trust REIT	15,543	1,302
CBL & Associates Properties, Inc. REIT	2,069	25
Chesapeake Lodging Trust REIT	17,861	409
Columbia Property Trust, Inc. REIT	2,790	62
Corporate Office Properties Trust REIT	4,123	117
Cousins Properties, Inc. REIT	31,955	334
CubeSmart REIT	8,939	244
DCT Industrial Trust, Inc. REIT	2,125	103
DDR Corp. REIT	12,468	217
Digital Realty Trust, Inc. REIT	3,470	337
Douglas Emmett, Inc. REIT	15,968	585
Duke Realty Corp. REIT	29,041	794
Equity Lifestyle Properties, Inc. REIT	3,544	273
Equity One, Inc. REIT	10,814	331
Equity Residential REIT	57,986	3,730
Essex Property Trust, Inc. REIT	5,192	1,156
Gaming and Leisure Properties, Inc. REIT	9,465	317
General Growth Properties, Inc. REIT	69,308	1,913
Healthcare Realty Trust, Inc. REIT	10,748	366
Hilton Worldwide Holdings, Inc.	28,087	644
Host Hotels & Resorts, Inc. REIT	109,891	1,711
Hudson Pacific Properties, Inc. REIT	24,250	797
Kimco Realty Corp. REIT	29,979	868
LaSalle Hotel Properties REIT	45,758	1,092
Liberty Property Trust REIT	6,369	257
Life Storage, Inc. REIT	6,731	599
Mack-Cali Realty Corp. REIT	2,481	68
Mid-America Apartment Communities, Inc. REIT	232	22
National Retail Properties, Inc. REIT	15,824	805
Omega Healthcare Investors, Inc. REIT	15,441	547
Paramount Group, Inc. REIT	25,820	423
Post Properties, Inc. REIT	2,037	135
ProLogis, Inc. REIT	19,569	1,048
Public Storage REIT	9,932	2,216
QTS Realty Trust, Inc., Class A REIT	5,880	311
Regency Centers Corp. REIT	22,954	1,779
Rexford Industrial Realty, Inc. REIT	10,118	232
Senior Housing Properties Trust REIT	16,264	369
Simon Property Group, Inc. REIT	33,690	6,974
SL Green Realty Corp. REIT	2,140	231
Spirit Realty Capital, Inc. REIT	9,250	123
STORE Capital Corp. REIT	12,826	378
Sunstone Hotel Investors, Inc. REIT	21,958	281
Tanger Factory Outlet Centers, Inc. REIT	25,245	984
Taubman Centers, Inc. REIT	5,839	434
Ventas, Inc. REIT	20,045	1,416
Vornado Realty Trust REIT	37,579	3,803
Welltower, Inc. REIT	17,040	1,274

Xenia Hotels & Resorts, Inc. REIT	11,518	175
		49,328
Total Common Stocks (Cost $65,333)		90,641

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $1,361)	1,360,603	1,361
Total Investments (99.7%) (Cost $66,694) (g)(h)(i)		92,002
Other Assets in Excess of Liabilities (0.3%)		301
Net Assets (100.0%)		$92,303

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2016.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $36,120,000 and 39.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,307,000 and the aggregate gross unrealized depreciation is approximately $999,000 resulting in net unrealized appreciation of approximately $25,308,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.3%
Retail	26.4
Other*	19.1
Residential	13.1
Office	13.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (42.7%)
Agency Adjustable Rate Mortgages (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.55%, 7/1/45	$111	$114

Agency Fixed Rate Mortgages (3.5%)
United States (3.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 — 6/1/45	764	813
October TBA:
4.00%, 10/1/46 (a)	370	397
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	411	431
3.50%, 4/1/29	137	144
4.00%, 11/1/41 — 1/1/46	766	831
4.50%, 3/1/41 — 11/1/44	361	400
5.00%, 1/1/41 — 3/1/41	159	178
6.00%, 1/1/38	32	37
6.50%, 8/1/38	5	6
October TBA:
2.50%, 10/1/31 (a)	100	104
3.00%, 10/1/46 (a)	630	655
3.50%, 10/1/46 (a)	189	199
4.00%, 10/1/46 (a)	60	64
Government National Mortgage Association,
Various Pools:
3.50%, 12/15/43	202	218
4.00%, 7/15/44	91	99
Total Agency Fixed Rate Mortgages (Cost $4,501)		4,576

Asset-Backed Securities (0.3%)
United States (0.3%)
CVS Pass-Through Trust
6.04%, 12/10/28	170	197
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	88	88
North Carolina State Education Assistance Authority
1.51%, 7/25/25 (b)	77	77
Total Asset-Backed Securities (Cost $334)		362

Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
United States (0.3%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99	103
2.40%, 6/25/22	245	255
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)		358

Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
COMM Mortgage Trust,
3.28%, 1/10/46		45	47
3.96%, 3/10/47		144	159
4.90%, 7/15/47 (b)(c)		100	82
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		57	59
4.24%, 2/10/47 (b)		77	87
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)		100	83
4.71%, 9/15/47 (b)(c)		102	84
4.82%, 8/15/47 (b)(c)		144	122
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	43
Wells Fargo Commercial Mortgage Trust,
1.55%, 2/15/27 (b)(c)		199	199
3.94%, 8/15/50 (c)		245	201
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	115
4.14%, 10/15/57 (b)(c)		144	122
Total Commercial Mortgage-Backed Securities (Cost $1,433)			1,403

Corporate Bonds (11.0%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	112
5.13%, 9/10/19	EUR	100	128
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$70	77
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	98
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	204
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		55	58
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	75
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
			777
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	135
4.70%, 2/1/36		75	87
			222
Canada (0.2%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		35	36
Goldcorp, Inc.,
3.70%, 3/15/23		73	76
Royal Bank of Canada,
1.50%, 7/29/19		125	125
			237
China (0.4%)
Baidu, Inc.,
3.25%, 8/6/18		225	231
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20 (d)	EUR	130	158

Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)		$200	200
			589
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		119

France (1.2%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		200
AXA SA,
3.94%, 11/7/24 (b)(e)	EUR	200	232
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	200		238
BNP Paribas SA,
4.38%, 5/12/26 (c)		$200	207
5.00%, 1/15/21	85		95
BPCE SA,
5.15%, 7/21/24 (c)	200		211
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(e)	EUR	200	222
Electricite de France SA,
5.00%, 1/22/26 (b)(e)	100		111
TOTAL SA,
2.25%, 2/26/21 (b)(e)	100		112
			1,628
Germany (1.0%)
Bayer AG,
3.75%, 7/1/74 (b)	100		115
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)		$150	149
KFW, MTN
4.00%, 1/16/19	AUD	500	400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	100	134
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)		$250	249
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	135
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)		$100	100
			1,282
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)(f)	200		198

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	120		120

Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	100	145
FCA Capital Ireland PLC,
1.38%, 4/17/20	100		116
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		$100	112

Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	45
			418
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
4.00%, 1/14/24		$200	224

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		216

Netherlands (0.7%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	200		204
2.88%, 6/30/25 (b)	EUR	100	118
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(e)	200		233
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	55
Series G
3.75%, 11/9/20	EUR	50	64
ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	224
			898
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	200		204
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	259
			463
Switzerland (0.4%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)		$50	55
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	150	188
Credit Suisse AG,
0.63%, 11/20/18	200		227
6.00%, 2/15/18		$25	26
Novartis Capital Corp.,
4.40%, 5/6/44	75		89
			585
United Kingdom (1.1%)
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	25		36
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	60
4.88%, 7/15/23 (c)		$100	109
HSBC Holdings PLC,
4.25%, 3/14/24	200		207
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	265
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	307
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	100	146

Santander UK PLC,
4.00%, 3/13/24	$50	54
Standard Chartered PLC,
2.10%, 8/19/19 (c)	225	225
		1,409
United States (3.9%)
Air Lease Corp.,
2.13%, 1/15/20 (f)	150	150
Altria Group, Inc.,
2.85%, 8/9/22	30	31
5.38%, 1/31/44	55	69
American International Group, Inc.,
4.88%, 6/1/22	50	56
Apple, Inc.,
1.55%, 8/4/21	100	100
AT&T, Inc.,
4.50%, 3/9/48 (c)	95	96
AvalonBay Communities, Inc.,
2.95%, 9/15/22	50	51
Bank of America Corp.,
MTN
4.00%, 4/1/24	120	129
4.20%, 8/26/24	50	53
4.25%, 10/22/26	34	36
5.00%, 1/21/44	70	83
Baxalta, Inc.,
4.00%, 6/23/25	125	134
Boston Properties LP,
3.85%, 2/1/23	75	80
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	75	87
Capital One NA,
1.85%, 9/13/19	250	250
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25 (c)	125	138
6.48%, 10/23/45 (c)	50	61
Citigroup, Inc.,
5.50%, 9/13/25	75	86
6.68%, 9/13/43	20	26
8.13%, 7/15/39	75	118
Coca-Cola Co.,
3.20%, 11/1/23	100	108
Comcast Corp.,
4.60%, 8/15/45	30	35
Enterprise Products Operating LLC,
3.35%, 3/15/23	50	51
5.25%, 1/31/20	35	39
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	200	216
General Motors Financial Co., Inc.,
4.30%, 7/13/25	100	103
Gilead Sciences, Inc.,
3.65%, 3/1/26	75	81
4.80%, 4/1/44	25	28
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	125	160
MTN
4.80%, 7/8/44	25	28

Home Depot, Inc.,
5.88%, 12/16/36	50	69
HSBC Finance Corp.,
6.68%, 1/15/21	50	58
HSBC USA, Inc.,
3.50%, 6/23/24	100	104
JPMorgan Chase & Co.,
3.20%, 6/15/26	200	205
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	25	26
McDonald’s Corp.,
MTN
3.38%, 5/26/25	100	106
Medtronic, Inc.,
3.63%, 3/15/24	100	109
4.63%, 3/15/45	25	29
Merck & Co., Inc.,
2.80%, 5/18/23	100	105
Microsoft Corp.,
1.55%, 8/8/21	100	100
Monongahela Power Co.,
5.40%, 12/15/43 (c)	50	63
NBC Universal Media LLC,
4.38%, 4/1/21	130	145
NetApp, Inc.,
2.00%, 12/15/17	25	25
Ohio Power Co.,
Series M
5.38%, 10/1/21	75	86
Omnicom Group, Inc.,
3.63%, 5/1/22	30	32
3.65%, 11/1/24	32	34
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80	88
Oracle Corp.,
3.40%, 7/8/24	75	80
PepsiCo, Inc.,
3.60%, 3/1/24	100	110
Principal Financial Group, Inc.,
8.88%, 5/15/19	50	59
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	40	52
Spectra Energy Capital LLC,
7.50%, 9/15/38	50	62
Tyco International Finance SA,
3.90%, 2/14/26	75	82
UnitedHealth Group, Inc.,
3.75%, 7/15/25	100	110
4.25%, 3/15/43	25	28
Verizon Communications, Inc.,
4.67%, 3/15/55	82	87
5.01%, 8/21/54	44	49
Visa, Inc.,
3.15%, 12/14/25	150	159
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	175	182

Wells Fargo & Co.,
MTN
4.10%, 6/3/26	100		106
			5,233
Total Corporate Bonds (Cost $14,040)			14,618

Mortgages - Other (0.5%)
United States (0.5%)
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 — 7/25/46	261		265
3.50%, 5/25/45 — 7/25/46	396		409
4.00%, 5/25/45	31		33
Total Mortgages - Other (Cost $695)			707

Sovereign (19.3%)
Argentina (0.5%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (c)	590		667

Australia (0.2%)
Australia Government Bond,
3.25%, 4/21/25	AUD	400	339

Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	200	250

Belgium (0.7%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	800		962

Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$200	222

Brazil (1.2%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/25	BRL	5,244	1,534

Canada (1.4%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	1,250	999
3.25%, 6/1/21	1,060		908
			1,907
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$200	204

Colombia (0.2%)
Colombia Government International Bond,
4.50%, 1/28/26	240		266

France (2.1%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	200		200
France Government Bond OAT,
0.00%, 5/25/21	EUR	800	917
1.00%, 11/25/25	100		122

1.75%, 5/25/23		370	473
3.25%, 5/25/45		240	423
5.50%, 4/25/29		360	666
			2,801
Germany (0.4%)
Bundesrepublik Deutschland,
4.25%, 7/4/39		160	336
4.75%, 7/4/34		90	183
			519
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (g)		600	436

Hungary (0.4%)
Hungary Government International Bond,
5.38%, 3/25/24		$52	60
5.75%, 11/22/23		360	425
			485
Indonesia (0.4%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		400	473

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	80	129

Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25		210	245
1.65%, 3/1/32 (c)		160	183
2.35%, 9/15/24 (c)		532	701
5.00%, 9/1/40		100	174
			1,303
Japan (5.7%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	58,000	583
0.50%, 9/20/24		140,000	1,458
1.10%, 3/20/21 — 6/20/21		142,000	1,487
1.70%, 6/20/18		101,000	1,030
Japan Government Thirty Year Bond,
1.70%, 6/20/33		138,000	1,698
2.00%, 9/20/40		94,000	1,267
			7,523
Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17		$200	203

Mexico (0.2%)
Mexican Bonos,
6.50%, 6/10/21	MXN	4,000	213
Petroleos Mexicanos,
6.38%, 1/23/45		$50	48
			261

Netherlands (0.3%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	300	348

New Zealand (0.3%)
New Zealand Government Bond,
3.50%, 4/14/33	NZD	50	41
4.50%, 4/15/27	340		299
			340
Peru (0.1%)
Peruvian Government International Bond,
4.13%, 8/25/27		$140	161

Poland (0.7%)
Poland Government Bond,
2.50%, 7/25/26	PLN	3,600	909
4.00%, 10/25/23	200		57
			966
South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	1,500	101

Spain (0.6%)
Spain Government Bond,
1.15%, 7/30/20	EUR	120	141
2.15%, 10/31/25 (c)	150		188
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	309		380
1.80%, 11/30/24 (c)	50		65
			774
United Kingdom (1.8%)
United Kingdom Gilt,
2.00%, 9/7/25	GBP	80	116
2.75%, 9/7/24	525		797
4.25%, 6/7/32 — 9/7/39	730		1,433
			2,346
Total Sovereign (Cost $24,094)			25,520

U.S. Treasury Securities (6.6%)
United States (6.6%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$260	269
3.88%, 8/15/40	770		1,005
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	1,219		1,242
0.63%, 1/15/26	5,216		5,489
U.S. Treasury Notes,
0.75%, 4/15/18	500		500
1.38%, 1/31/21	240		243
Total U.S. Treasury Securities (Cost $8,576)			8,748
Total Fixed Income Securities (Cost $54,137)			56,406

	Shares	Value (000)
Common Stocks (48.1%)
Australia (0.8%)
AGL Energy Ltd.	677	10
Alumina Ltd.	7,072	8
Amcor Ltd.	2,089	24
AMP Ltd.	5,422	22
ASX Ltd.	375	14
Australia & New Zealand Banking Group Ltd.	4,920	104
BHP Billiton Ltd.	4,416	76
Brambles Ltd.	2,347	22
CIMIC Group Ltd.	311	7
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	106
CSL Ltd.	753	62
CYBG PLC CDI (h)	888	3
Fortescue Metals Group Ltd.	2,175	8
GPT Group REIT	5,821	23
Incitec Pivot Ltd.	3,371	7
Insurance Australia Group Ltd.	3,794	16
Iron Mountain, Inc. CDI	78	3
Macquarie Group Ltd.	541	34
National Australia Bank Ltd.	3,681	79
Newcrest Mining Ltd.	987	16
Orica Ltd.	817	10
Origin Energy Ltd.	1,806	8
Orora Ltd.	2,089	5
QBE Insurance Group Ltd.	2,787	20
Rio Tinto Ltd.	594	24
Santos Ltd.	1,513	4
Scentre Group REIT	7,639	28
Shopping Centres Australasia Property Group REIT	347	1
South32 Ltd.	7,996	15
South32 Ltd.	4,416	8
Star Entertainment Grp Ltd. (The)	278	1
Stockland REIT	7,226	26
Suncorp Group Ltd.	2,222	21
Sydney Airport	574	3
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	22
Transurban Group	2,557	22
Treasury Wine Estates Ltd.	1,224	10
Wesfarmers Ltd.	1,477	50
Westfield Corp. REIT	3,501	26
Westpac Banking Corp.	3,877	88
Woodside Petroleum Ltd.	850	19
Woolworths Ltd.	1,632	29
		1,088
Austria (0.0%)
BUWOG AG (h)	28	1
Erste Group Bank AG (h)	1,238	37
Immofinanz AG (h)	560	1
Raiffeisen Bank International AG (h)	387	6
Verbund AG	75	1
Voestalpine AG	158	5
		51

Belgium (0.1%)
Ageas	219	8
Anheuser-Busch InBev N.V.	525	69
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	10
KBC Group N.V. (h)	918	53
Solvay SA	57	7
Umicore SA	127	8
		159
Canada (1.0%)
Agnico-Eagle Mines Ltd.	200	11
Agrium, Inc.	200	18
Bank of Montreal	500	33
Bank of Nova Scotia	800	42
Barrick Gold Corp.	1,100	19
Barrick Gold Corp.	22,730	403
BCE, Inc.	1,000	46
Blackberry Ltd. (h)	500	4
Brookfield Asset Management, Inc., Class A	1,050	37
Brookfield Business Partners LP	21	1
Cameco Corp.	500	4
Canadian Imperial Bank of Commerce	500	39
Canadian National Railway Co.	1,000	65
Canadian Natural Resources Ltd.	1,000	32
Canadian Pacific Railway Ltd.	200	31
Cenovus Energy, Inc.	800	11
Crescent Point Energy Corp.	300	4
Eldorado Gold Corp.	600	2
Enbridge, Inc.	900	40
Encana Corp.	900	9
Goldcorp, Inc.	800	13
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (h)	1,200	5
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	26
Manulife Financial Corp.	2,900	41
National Bank of Canada	400	14
Penn West Petroleum Ltd.	500	1
Potash Corp. of Saskatchewan, Inc.	900	15
Power Corp. of Canada	600	13
PrairieSky Royalty Ltd.	20	—	@
Rogers Communications, Inc., Class B	400	17
Royal Bank of Canada	1,200	74
Silver Wheaton Corp.	400	11
Sun Life Financial, Inc.	800	26
Suncor Energy, Inc.	1,600	44
Teck Resources Ltd., Class B	500	9
Thomson Reuters Corp.	500	21
Toronto-Dominion Bank (The)	1,800	80
TransCanada Corp.	600	29
Yamana Gold, Inc.	900	4
		1,304
Chile (0.0%)
Antofagasta PLC	1,392	9

China (0.0%)
Hanergy Thin Film Power Group Ltd. (d)(h)(i)(j)	18,000	—	@
Wynn Macau Ltd. (d)	2,800	5

Yum! Brands, Inc.	382	35
		40
Colombia (0.0%)
Millicom International Cellular SA SDR	268	14

Denmark (0.4%)
AP Moeller - Maersk A/S Series A	5	7
AP Moeller - Maersk A/S Series B	10	15
Danske Bank A/S	684	20
DSV A/S	2,692	134
ISS A/S	2,335	97
Novo Nordisk A/S Series B	4,075	170
Novozymes A/S Series B	330	15
Vestas Wind Systems A/S	387	32
		490
Finland (0.1%)
Elisa Oyj	163	6
Fortum Oyj	382	6
Kone Oyj, Class B	343	17
Metso Oyj	120	4
Nokia Oyj	3,329	19
Nokian Renkaat Oyj	141	5
Sampo Oyj, Class A	355	16
Stora Enso Oyj, Class R	588	5
UPM-Kymmene Oyj	325	7
Valmet Oyj	120	2
Wartsila Oyj	171	8
		95
France (2.9%)
Accor SA	6,342	252
Aeroports de Paris (ADP)	288	29
Air Liquide SA	303	32
Airbus Group SE	396	24
Alstom SA (h)	238	6
Atos SE	1,836	198
AXA SA	1,795	38
BNP Paribas SA	4,663	240
Bouygues SA	5,194	172
Cap Gemini SA	3,575	350
Carrefour SA	436	11
CGG SA (h)	5	—	@
Christian Dior SE	75	13
Cie de Saint-Gobain	11,018	476
Cie Generale des Etablissements Michelin	214	24
Credit Agricole SA	5,016	50
Danone SA	432	32
Electricite de France SA	253	3
Engie SA	1,158	18
Essilor International SA	178	23
Fonciere Des Regions REIT	31	3
Gecina SA REIT	22	3
Groupe Eurotunnel SE	6,346	69
Hermes International	11	4
Klepierre REIT	187	9
L’Oreal SA	246	46
Legrand SA	114	7
LVMH Moet Hennessy Louis Vuitton SE	185	32

Metropole Television SA	858	15
Natixis SA	3,104	14
Orange SA	1,686	26
Pernod Ricard SA	206	24
Peugeot SA (h)	28,782	439
Publicis Groupe SA	183	14
Renault SA	888	73
Rexel SA	5,478	84
Safran SA	147	11
Sanofi	455	35
Schneider Electric SE	459	32
SES SA	360	9
Societe Generale SA	3,400	117
Sodexo SA	160	19
Technip SA	93	6
Television Francaise 1	3,045	30
Thales SA	92	8
Total SA	1,305	62
Unibail-Rodamco SE REIT	52	14
Vallourec SA (h)	98	—	@
Veolia Environnement SA	344	8
Vinci SA	8,451	646
Vivendi SA	1,030	21
		3,871
Germany (1.4%)
Adidas AG	126	22
Allianz SE (Registered)	284	42
BASF SE	417	36
Bayer AG (Registered)	471	47
Bayerische Motoren Werke AG	1,448	122
Bayerische Motoren Werke AG (Preference)	198	15
Commerzbank AG	3,582	23
Continental AG	60	13
Daimler AG (Registered)	3,940	278
Deutsche Bank AG (Registered) (h)	628	8
Deutsche Boerse AG (h)	2,991	242
Deutsche Lufthansa AG (Registered)	20,771	231
Deutsche Post AG (Registered)	433	14
Deutsche Telekom AG (Registered)	1,535	26
E.ON SE	1,058	7
Esprit Holdings Ltd. (d)(h)	2,897	2
Fraport AG Frankfurt Airport Services Worldwide	775	42
Fresenius Medical Care AG & Co., KGaA	133	12
Fresenius SE & Co., KGaA	290	23
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	13
Henkel AG & Co., KGaA (Preference)	211	29
Infineon Technologies AG	911	16
K&S AG (Registered)	63	1
Lanxess AG	38	2
Linde AG	109	19
Merck KGaA	138	15
Metro AG	125	4
Muenchener Rueckversicherungs AG (Registered)	146	27
Osram Licht AG	40	2
Porsche Automobil Holding SE (Preference)	736	38
ProSiebenSat.1 Media SE (Registered)	3,167	136
QIAGEN N.V. (h)	334	9
RWE AG (h)	346	6
Salzgitter AG	52	2

SAP SE	563	51
Siemens AG (Registered)	408	48
Stroeer SE & Co. KGaA	558	24
ThyssenKrupp AG	146	3
Uniper SE (h)	105	1
Volkswagen AG	143	21
Volkswagen AG (Preference)	765	100
		1,776
Greece (0.0%)
National Bank of Greece SA (h)	9	—	@

Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,587	15
BOC Hong Kong Holdings Ltd.	4,500	15
Cheung Kong Property Holdings Ltd.	4,052	30
CK Hutchison Holdings Ltd.	4,052	52
CLP Holdings Ltd.	2,700	28
Global Brands Group Holding Ltd. (h)	8,000	1
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	4,000	9
Hang Seng Bank Ltd.	1,700	30
Henderson Land Development Co., Ltd.	3,435	20
Hong Kong & China Gas Co., Ltd.	7,773	15
Hong Kong Exchanges and Clearing Ltd.	1,430	38
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Link REIT	2,754	20
MTR Corp., Ltd.	3,347	18
New World Development Co., Ltd.	7,537	10
Power Assets Holdings Ltd.	2,000	20
Sands China Ltd.	3,200	14
Sino Land Co., Ltd.	6,103	11
Sun Hung Kai Properties Ltd.	2,530	38
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	950	3
Wharf Holdings Ltd. (The)	1,400	10
		418
Ireland (0.3%)
Bank of Ireland (h)	92,461	19
CRH PLC	6,504	218
Ryanair Holdings PLC	15,075	208
		445
Italy (0.7%)
Assicurazioni Generali SpA	766	9
Atlantia SpA	10,798	274
Banco Popolare SC	215	1
Enel SpA	4,573	20
Eni SpA	1,280	18
Exor SpA	55	2
Ferrari N.V.	503	26
Intesa Sanpaolo SpA	51,544	115
Leonardo-Finmeccanica SpA (h)	351	4
Luxottica Group SpA	69	3
Mediaset SpA	49,785	156
Mediobanca SpA	36,557	238
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (h)	41	—	@

Saipem SpA (h)	151	—	@
Snam SpA	989	6
Telecom Italia SpA (h)	7,592	6
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA	18,704	44
Unione di Banche Italiane SpA	3,387	8
		938
Japan (2.9%)
Aeon Co., Ltd.	1,900	28
Aisin Seiki Co., Ltd.	400	18
Ajinomoto Co., Inc.	2,000	45
Asahi Glass Co., Ltd.	2,000	13
Asahi Group Holdings Ltd.	900	33
Asahi Kasei Corp.	3,000	24
Astellas Pharma, Inc.	2,500	39
Bridgestone Corp.	1,200	44
Canon, Inc.	1,300	38
Central Japan Railway Co.	234	40
Chubu Electric Power Co., Inc.	1,100	16
Chugoku Electric Power Co., Inc. (The)	700	9
Concordia Financial Group Ltd.	5,000	22
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	23
Daiichi Sankyo Co., Ltd.	1,000	24
Daikin Industries Ltd.	400	37
Daiwa House Industry Co., Ltd.	2,000	55
Daiwa Securities Group, Inc.	5,000	28
Denso Corp.	700	28
East Japan Railway Co.	500	45
Eisai Co., Ltd.	600	38
FANUC Corp.	300	51
Fast Retailing Co., Ltd.	100	32
FUJIFILM Holdings Corp.	1,000	37
Fujitsu Ltd.	4,000	22
Hankyu Hanshin Holdings, Inc.	1,000	34
Hitachi Ltd.	5,000	23
Honda Motor Co., Ltd.	1,900	55
Hoya Corp.	900	36
Inpex Corp.	1,200	11
ITOCHU Corp.	2,200	28
Japan Tobacco, Inc.	1,246	51
JFE Holdings, Inc.	900	13
JX Holdings, Inc.	4,300	17
Kansai Electric Power Co., Inc. (The) (h)	1,200	11
Kao Corp.	700	39
KDDI Corp.	1,800	55
Keyence Corp.	200	146
Kintetsu Group Holdings Co., Ltd.	6,000	25
Kirin Holdings Co., Ltd.	2,000	33
Kobe Steel Ltd. (h)	800	7
Komatsu Ltd.	1,600	37
Konica Minolta, Inc.	1,500	13
Kubota Corp.	3,000	45
Kuraray Co., Ltd.	1,000	15
Kyocera Corp.	600	29
Kyushu Electric Power Co., Inc.	800	7
LIXIL Group Corp.	1,100	24
Marubeni Corp.	3,000	15
Mitsubishi Chemical Holdings Corp.	3,500	22
Mitsubishi Corp.	1,800	41

Mitsubishi Electric Corp.	3,000	38
Mitsubishi Estate Co., Ltd.	2,000	38
Mitsubishi Heavy Industries Ltd.	7,000	29
Mitsui & Co., Ltd.	2,200	30
Mitsui Fudosan Co., Ltd.	2,000	43
Mitsui OSK Lines Ltd.	3,000	7
Mizuho Financial Group, Inc.	28,900	48
MS&AD Insurance Group Holdings, Inc.	1,100	31
Murata Manufacturing Co., Ltd.	300	39
NEC Corp.	8,000	21
NGK Insulators Ltd.	1,000	21
Nidec Corp.	400	37
Nikon Corp.	800	12
Nintendo Co., Ltd.	100	26
Nippon Building Fund, Inc. REIT	4	25
Nippon Steel Sumitomo Metal Corp.	1,000	21
Nippon Telegraph & Telephone Corp.	1,400	64
Nippon Yusen KK	3,000	6
Nissan Motor Co., Ltd.	3,000	29
Nitto Denko Corp.	300	20
Nomura Holdings, Inc.	5,300	24
NTT DoCoMo, Inc.	2,100	53
Odakyu Electric Railway Co., Ltd.	1,500	33
Olympus Corp.	500	17
Omron Corp.	700	25
Oriental Land Co., Ltd.	800	49
ORIX Corp.	1,710	25
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp.	2,800	28
Rakuten, Inc.	2,000	26
Ricoh Co., Ltd.	2,000	18
Rohm Co., Ltd.	300	16
Secom Co., Ltd.	500	37
Sekisui House Ltd.	2,000	34
Seven & I Holdings Co., Ltd.	1,200	57
Sharp Corp. (h)	2,000	3
Shikoku Electric Power Co., Inc. (h)	500	5
Shin-Etsu Chemical Co., Ltd.	500	35
Shionogi & Co., Ltd.	1,200	61
Shiseido Co., Ltd.	800	21
Shizuoka Bank Ltd. (The)	3,000	24
SMC Corp.	200	58
SoftBank Group Corp.	1,100	71
Sompo Japan Nipponkoa Holdings, Inc.	1,000	30
Sony Corp.	1,300	43
Sumitomo Chemical Co., Ltd.	3,000	13
Sumitomo Corp.	1,900	21
Sumitomo Electric Industries Ltd.	1,200	17
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc.	1,900	64
Sumitomo Mitsui Trust Holdings, Inc.	500	16
Sumitomo Realty & Development Co., Ltd.	1,000	26
Suzuki Motor Corp.	700	23
T&D Holdings, Inc.	1,700	19
Takeda Pharmaceutical Co., Ltd.	900	43
TDK Corp.	400	27
Terumo Corp.	1,000	38
Tohoku Electric Power Co., Inc.	1,000	13
Tokio Marine Holdings, Inc.	1,100	42
Tokyo Electric Power Co. Holdings Inc, (h)	3,400	15
Tokyo Electron Ltd.	500	44
Tokyo Gas Co., Ltd.	4,000	18

Tokyu Corp.	3,000	23
Toray Industries, Inc.	3,000	29
Toshiba Corp. (h)	5,000	17
Toyota Industries Corp.	800	37
Toyota Motor Corp.	3,400	197
West Japan Railway Co.	400	25
Yahoo! Japan Corp.	4,700	19
Yamada Denki Co., Ltd.	2,500	12
Yamato Holdings Co., Ltd.	400	9
		3,851
Kazakhstan (0.0%)
KAZ Minerals PLC (h)	1,037	3

Netherlands (0.5%)
ABN AMRO Group N.V. CVA (c)	777	16
Akzo Nobel N.V.	228	15
ArcelorMittal (h)	786	5
ASML Holding N.V.	299	33
CNH Industrial N.V.	456	3
Fiat Chrysler Automobiles N.V.	3,849	24
Fugro N.V. CVA (h)	56	1
Heineken N.V.	360	32
ING Groep N.V.	16,104	198
Koninklijke KPN N.V.	1,070	4
Koninklijke Philips N.V.	1,098	32
Koninklijke Vopak N.V.	68	4
PostNL N.V. (h)	385	2
Priceline Group, Inc. (The) (h)	48	71
Randstad Holding N.V.	4,450	203
TNT Express N.V. (h)	586	5
Unilever N.V. CVA	1,146	53
		701
Norway (0.1%)
Akastor ASA (h)	246	—	@
Aker Solutions ASA (h)	246	1
DNB ASA	2,312	30
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	8
Orkla ASA	1,208	13
REC Silicon ASA (h)	1,171	—	@
Statoil ASA	2,284	38
Subsea 7 SA (h)	420	5
Telenor ASA	995	17
Yara International ASA	352	12
		124
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (h)(i)(j)	78,166	—
EDP - Energias de Portugal SA	2,371	8
Galp Energia SGPS SA	247	4
Pharol SGPS SA (Registered)	610	—	@
		12

South Africa (0.1%)
SABMiller PLC	2,938	171

Spain (0.5%)
Abertis Infraestructuras SA	292	5
ACS Actividades de Construccion y Servicios SA	189	6
Amadeus IT Group SA, Class A	176	9
Banco Bilbao Vizcaya Argentaria SA	25,082	152
Banco de Sabadell SA	21,920	28
Banco Popular Espanol SA	11,621	14
Banco Santander SA	54,084	239
Bankia SA	15,208	12
Bankinter SA	2,228	16
CaixaBank SA	9,618	24
Distribuidora Internacional de Alimentacion SA	556	3
Enagas SA	211	6
Ferrovial SA	309	7
Gas Natural SDG SA	192	4
Iberdrola SA	2,771	19
Industria de Diseno Textil SA	824	31
Mediaset Espana Comunicacion SA	7,707	91
Red Electrica Corp., SA	338	7
Repsol SA	846	12
Telefonica SA	2,506	25
		710
Sweden (0.9%)
Alfa Laval AB	1,433	22
Assa Abloy AB, Class B	3,402	69
Atlas Copco AB, Class A	2,752	83
Atlas Copco AB, Class B	1,447	40
Boliden AB	904	21
Electrolux AB, Class B	644	16
Hennes & Mauritz AB, Class B	3,058	86
Hexagon AB, Class B	800	35
Husqvarna AB, Class B	486	4
Investor AB, Class B	1,472	54
Kinnevik AB, Class B	376	10
Nordea Bank AB	10,414	103
Ratos AB, Class B	242	1
Sandvik AB	3,965	44
Skandinaviska Enskilda Banken AB, Class A	7,682	77
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	21
Svenska Cellulosa AB SCA, Class B	1,952	58
Svenska Handelsbanken AB, Class A	7,581	104
Swedbank AB, Class A	1,753	41
Swedish Match AB	1,446	53
Tele2 AB, Class B	1,116	10
Telefonaktiebolaget LM Ericsson, Class B	10,055	73
Telia Co AB	14,846	66
Volvo AB, Class B	5,564	63
		1,173
Switzerland (3.3%)
ABB Ltd. (Registered) (h)	9,136	205
Actelion Ltd. (Registered) (h)	826	143
Adecco Group AG (Registered)	6,430	362
Baloise Holding AG (Registered)	328	40
Cie Financiere Richemont SA (Registered)	1,741	106

Credit Suisse Group AG (Registered) (h)	4,492	59
GAM Holding AG (h)	1,136	11
Geberit AG (Registered)	272	119
Givaudan SA (Registered)	43	87
Julius Baer Group Ltd. (h)	872	35
Kuehne & Nagel International AG (Registered)	257	37
LafargeHolcim Ltd. (Registered) (h)	843	45
LafargeHolcim Ltd. (Registered) (h)	326	18
Lonza Group AG (Registered) (h)	409	78
Nestle SA (Registered)	10,453	824
Novartis AG (Registered)	4,021	316
Roche Holding AG (Genusschein)	3,741	927
Schindler Holding AG	292	55
SGS SA (Registered)	41	92
Sonova Holding AG (Registered)	429	61
Swatch Group AG (The)	117	33
Swiss Life Holding AG (Registered) (h)	132	34
Swiss Re AG	487	44
Syngenta AG (Registered)	460	201
UBS Group AG (Registered)	13,619	185
Zurich Insurance Group AG (h)	679	175
		4,292
United Kingdom (4.4%)
3i Group PLC	3,261	27
Admiral Group PLC	901	24
Amec Foster Wheeler PLC	1,092	8
Anglo American PLC (h)	3,171	40
AstraZeneca PLC	2,019	131
Aviva PLC	13,275	76
BAE Systems PLC	12,139	82
Barclays PLC	54,110	118
BHP Billiton PLC	5,253	79
BP PLC	28,021	163
British American Tobacco PLC	4,370	280
British Land Co., PLC REIT	3,287	27
BT Group PLC	32,687	165
Burberry Group PLC	1,066	19
Cairn Energy PLC (h)	1,775	4
Capita PLC	2,751	24
Centrica PLC	15,214	45
Compass Group PLC	6,569	127
Diageo PLC	5,814	167
easyJet PLC	14,132	185
Experian PLC	3,959	79
G4S PLC	8,758	26
GlaxoSmithKline PLC	6,524	139
Glencore PLC (h)	19,295	53
Hammerson PLC REIT	2,600	20
HSBC Holdings PLC	19,025	143
ICAP PLC	1,572	10
Imperial Brands PLC	2,675	138
Indivior PLC	1,957	8
Inmarsat PLC	565	5
International Consolidated Airlines Group SA	110,374	572
International Consolidated Airlines Group SA	1,054	6
Intu Properties PLC REIT	2,045	8
Investec PLC	1,910	12
Johnson Matthey PLC	595	25
Land Securities Group PLC REIT	2,805	39
Legal & General Group PLC	15,590	44

Liberty Global PLC LiLAC, Class A (h)	57	2
Liberty Global PLC LiLAC Series C (h)	143	4
Lloyds Banking Group PLC	64,323	46
Lonmin PLC (h)	2	—	@
Man Group PLC	5,542	8
Marks & Spencer Group PLC	3,516	15
National Grid PLC	9,180	130
Next PLC	807	50
Old Mutual PLC	12,769	34
Petrofac Ltd.	955	11
Prudential PLC	8,978	159
Randgold Resources Ltd.	212	21
Reckitt Benckiser Group PLC	1,957	184
RELX PLC	4,610	88
Rio Tinto PLC	3,324	111
Rolls-Royce Holdings PLC (h)	8,068	75
Royal Bank of Scotland Group PLC (h)	7,936	18
Royal Dutch Shell PLC, Class A	10,520	261
Royal Dutch Shell PLC, Class B	5,839	152
RSA Insurance Group PLC	2,585	18
Schroders PLC	327	11
Segro PLC REIT	2,739	16
Severn Trent PLC	709	23
Shire PLC	2,792	180
Shire PLC ADR	302	59
Sky PLC	4,900	57
Smith & Nephew PLC	3,792	61
Smiths Group PLC	1,475	28
SSE PLC	2,803	57
Standard Chartered PLC (h)	3,595	29
Standard Life PLC	5,617	25
Tesco PLC (h)	17,402	41
Tullow Oil PLC (h)	2,653	9
Unilever PLC	3,047	144
United Utilities Group PLC	2,163	28
Vodafone Group PLC	84,324	242
Weir Group PLC (The)	647	14
WM Morrison Supermarkets PLC	7,216	20
Wolseley PLC	788	44
WPP PLC	8,038	189
		5,782
United States (27.4%)
3M Co.	1,899	335
Abbott Laboratories	2,192	93
AbbVie, Inc.	2,012	127
Accenture PLC, Class A	1,486	182
Adobe Systems, Inc. (h)	634	69
AES Corp.	264	3
Aetna, Inc.	275	32
Affiliated Managers Group, Inc. (h)	50	7
Agilent Technologies, Inc.	203	10
Alexandria Real Estate Equities, Inc. REIT	400	43
Alexion Pharmaceuticals, Inc. (h)	211	26
Allergan PLC (h)	799	184
Alphabet, Inc., Class A (h)	538	433
Alphabet, Inc., Class C (h)	529	411
Altria Group, Inc.	3,710	235
Amazon.com, Inc. (h)	733	614
Ameren Corp.	189	9
American Airlines Group, Inc.	5,364	196

American Capital Agency Corp. REIT	1,600	31
American Electric Power Co., Inc.	532	34
American Express Co.	7,504	481
American International Group, Inc.	3,320	197
American Tower Corp. REIT	2,438	276
Ameriprise Financial, Inc.	401	40
AmerisourceBergen Corp.	344	28
Amgen, Inc.	1,368	228
Amphenol Corp., Class A	628	41
Anadarko Petroleum Corp.	1,692	107
Analog Devices, Inc.	152	10
Annaly Capital Management, Inc. REIT	5,277	55
Anthem, Inc.	312	39
Apache Corp.	219	14
Apple, Inc.	8,875	1,003
AT&T, Inc.	7,696	313
Automatic Data Processing, Inc.	301	27
Avery Dennison Corp.	361	28
Baker Hughes, Inc.	521	26
Bank of America Corp.	30,783	482
Bank of New York Mellon Corp. (The)	1,909	76
Baxter International, Inc.	1,838	87
BB&T Corp.	1,626	61
Becton Dickinson and Co.	283	51
Bed Bath & Beyond, Inc.	281	12
Berkshire Hathaway, Inc., Class B (h)	3,920	566
Biogen, Inc. (h)	610	191
BlackRock, Inc.	659	239
Boeing Co. (The)	1,431	189
Boston Properties, Inc. REIT	858	117
Boston Scientific Corp. (h)	546	13
Bristol-Myers Squibb Co.	6,748	364
Brixmor Property Group, Inc. REIT	1,100	31
Broadcom Ltd.	7	1
Brookfield Property Partners LP	40	1
C.H. Robinson Worldwide, Inc.	209	15
CalAtlantic Group, Inc.	1,000	33
California Resources Corp.	97	1
Capital One Financial Corp.	801	58
Cardinal Health, Inc.	164	13
Care Capital Properties, Inc. REIT	84	2
Carnival Corp.	2	—	@
Caterpillar, Inc.	1,712	152
CBRE Group, Inc., Class A (h)	1,500	42
CBS Corp., Class B	571	31
CDK Global, Inc.	137	8
Celgene Corp. (h)	1,724	180
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	568	16
Cerner Corp. (h)	530	33
CF Industries Holdings, Inc.	35	1
Charles Schwab Corp. (The)	2,237	71
Charter Communications, Inc. (h)	165	45
Chemours Co. (The)	540	9
Chesapeake Energy Corp. (h)	213	1
Chevron Corp.	2,902	299
Chipotle Mexican Grill, Inc. (h)	40	17
Cigna Corp.	283	37
Cintas Corp.	169	19
Cisco Systems, Inc.	8,397	266
CIT Group, Inc.	424	15
Citigroup, Inc.	8,386	396

Citizens Financial Group, Inc.	600	15
Citrix Systems, Inc. (h)	323	28
Cliffs Natural Resources, Inc. (h)	15	—	@
CME Group, Inc.	591	62
Coach, Inc.	312	11
Coca-Cola Co.	1,857	79
Coca-Cola European Partners PLC	102	4
Cognizant Technology Solutions Corp., Class A (h)	506	24
Colgate-Palmolive Co.	4,644	344
Comcast Corp., Class A	4,634	307
Comerica, Inc.	401	19
Concho Resources, Inc. (h)	109	15
ConocoPhillips	2,927	127
CONSOL Energy, Inc.	404	8
Consolidated Edison, Inc.	306	23
Costco Wholesale Corp.	1,319	201
CR Bard, Inc.	111	25
Crown Castle International Corp. REIT	2,015	190
CST Brands, Inc.	71	3
CSX Corp.	610	19
Cummins, Inc.	9	1
CVS Health Corp.	5,048	449
D.R. Horton, Inc.	3,000	91
Danaher Corp.	529	41
DaVita, Inc. (h)	272	18
Deere & Co.	22	2
Dell Technologies, Inc. - VMware, Inc., Class V (h)	683	33
Delta Air Lines, Inc.	7,340	289
Deltic Timber Corp.	50	3
Devon Energy Corp.	346	15
Digital Realty Trust, Inc. REIT	700	68
Discover Financial Services	1,035	59
Discovery Communications, Inc., Class A (h)	485	13
Discovery Communications, Inc., Class C (h)	755	20
Dominion Resources, Inc.	344	26
Dow Chemical Co. (The)	2,770	144
DTE Energy Co.	253	24
Duke Energy Corp.	1,545	124
Duke Realty Corp. REIT	1,600	44
Dun & Bradstreet Corp. (The)	144	20
E*Trade Financial Corp. (h)	350	10
Eagle Materials, Inc.	400	31
Eaton Corp., PLC	27	2
eBay, Inc. (h)	2,739	90
Ecolab, Inc.	29	4
Edison International	428	31
Edwards Lifesciences Corp. (h)	284	34
EI du Pont de Nemours & Co.	2,130	143
Eli Lilly & Co.	3,492	280
Emerson Electric Co.	1,814	99
Endo International PLC (h)	300	6
Entergy Corp.	255	20
EOG Resources, Inc.	670	65
Equinix, Inc. REIT	400	144
Equity Residential REIT	327	21
ESC Seventy Seven (h)(j)	15	—
Estee Lauder Cos., Inc. (The), Class A	358	32
Exelon Corp.	559	19
Express Scripts Holding Co. (h)	1,270	90
Extra Space Storage, Inc. REIT	700	56
Exxon Mobil Corp.	5,994	523
Facebook, Inc., Class A (h)	2,330	299

Fastenal Co.	14	1
Federal Realty Investment Trust REIT	400	62
FedEx Corp.	309	54
Fifth Third Bancorp	1,505	31
First American Financial Corp.	850	33
FirstEnergy Corp.	381	13
Fluor Corp.	41	2
FMC Technologies, Inc. (h)	89	3
Ford Motor Co.	8,324	100
Fortive Corp.	264	13
Franklin Resources, Inc.	691	25
Freeport-McMoRan, Inc.	14,440	157
Frontier Communications Corp.	503	2
General Dynamics Corp.	66	10
General Electric Co.	8,978	266
General Growth Properties, Inc. REIT	3,565	98
General Mills, Inc.	606	39
Genworth Financial, Inc., Class A (h)	4,000	20
Gilead Sciences, Inc.	1,813	143
Goldman Sachs Group, Inc. (The)	1,455	235
Grifols SA	163	4
Grifols SA, (Preference) Class B	38	1
Halliburton Co.	13,650	613
Halyard Health, Inc. (h)	265	9
HCP, Inc. REIT	2,588	98
Henry Schein, Inc. (h)	149	24
Hershey Co. (The)	149	14
Hess Corp.	209	11
Hewlett Packard Enterprise Co.	2,036	46
Home Depot, Inc.	2,770	356
Honeywell International, Inc.	2,831	330
Host Hotels & Resorts, Inc. REIT	3,800	59
HP, Inc.	1,846	29
Humana, Inc.	118	21
Huntington Bancshares, Inc.	800	8
Illinois Tool Works, Inc.	26	3
Intel Corp.	5,063	191
Intercontinental Exchange, Inc.	165	44
International Business Machines Corp.	1,726	274
Interpublic Group of Cos., Inc. (The)	710	16
Intuit, Inc.	295	32
Intuitive Surgical, Inc. (h)	43	31
Invesco Ltd.	1,082	34
Iron Mountain, Inc. REIT	1,681	63
JetBlue Airways Corp. (h)	3,058	53
Johnson & Johnson	8,780	1,037
Johnson Controls International PLC	416	19
Jones Lang LaSalle, Inc.	100	11
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	11,678	778
Juniper Networks, Inc.	658	16
KB Home	650	10
Kellogg Co.	483	37
KeyCorp	1,789	22
Keysight Technologies, Inc. (h)	101	3
Kimberly-Clark Corp.	1,490	188
Kimco Realty Corp. REIT	2,586	75
Kohl’s Corp.	272	12
Koninklijke Ahold Delhaize N.V.	882	20
Kraft Heinz Co. (The)	86	8
Kroger Co. (The)	1,050	31
L Brands, Inc.	340	24

Laboratory Corp. of America Holdings (h)	155	21
Las Vegas Sands Corp.	147	8
Legg Mason, Inc.	50	2
Lennar Corp., Class A	1,650	70
Leucadia National Corp.	400	8
Li & Fung Ltd. (d)	8,000	4
Liberty Global PLC, Class A (h)	329	11
Liberty Global PLC Series C (h)	659	22
Liberty Property Trust REIT	1,122	45
Lockheed Martin Corp.	14	3
Louisiana-Pacific Corp. (h)	1,200	23
Lowe’s Cos., Inc.	2,912	210
M&T Bank Corp.	381	44
M/I Homes, Inc. (h)	200	5
Macerich Co. (The) REIT	1,027	83
Mallinckrodt PLC (h)	226	16
Manpowergroup, Inc.	99	7
Marathon Oil Corp.	466	7
Marathon Petroleum Corp.	518	21
Marriott International, Inc., Class A	2	—	@
Martin Marietta Materials, Inc.	450	81
Masco Corp.	2,650	91
Mastercard, Inc., Class A	3,250	331
McDonald’s Corp.	1,744	201
McKesson Corp.	272	45
MDC Holdings, Inc.	400	10
Mead Johnson Nutrition Co.	225	18
Medtronic PLC	2,909	251
Merck & Co., Inc.	7,662	478
Meritage Homes Corp. (h)	250	9
MGIC Investment Corp. (h)	2,650	21
Microsoft Corp.	10,014	577
Mohawk Industries, Inc. (h)	600	120
Mondelez International, Inc., Class A	1,324	58
Monsanto Co.	608	62
Moody’s Corp.	200	22
Mosaic Co. (The)	26	1
Murphy Oil Corp.	306	9
Murphy USA, Inc. (h)	129	9
Mylan N.V. (h)	600	23
NASDAQ, Inc.	220	15
National Oilwell Varco, Inc.	477	18
Navient Corp.	400	6
NetApp, Inc.	574	21
NetScout Systems, Inc. (h)	4,685	137
New York Community Bancorp, Inc.	170	2
Newfield Exploration Co. (h)	414	18
Newmont Mining Corp.	10,784	424
News Corp., Class A	654	9
News Corp., Class B	246	3
NextEra Energy, Inc.	289	35
NIKE, Inc., Class B	5,274	278
Noble Corp., PLC	201	1
Noble Energy, Inc.	246	9
Nordstrom, Inc.	124	6
Norfolk Southern Corp.	547	53
Northern Trust Corp.	200	14
Northrop Grumman Corp.	17	4
NOW, Inc. (h)	149	3
NVR, Inc. (h)	25	41
O’Reilly Automotive, Inc. (h)	219	61
Occidental Petroleum Corp.	1,683	123

Old Republic International Corp.	2,050	36
Omnicom Group, Inc.	249	21
ONE Gas, Inc.	102	6
ONEOK, Inc.	298	15
Oracle Corp.	6,017	236
Owens Corning	850	45
PACCAR, Inc.	20	1
Paragon Offshore PLC (h)	67	—	@
PayPal Holdings, Inc. (h)	2,739	112
Peabody Energy Corp. (h)	40	—	@
Pentair PLC	6	—	@
People’s United Financial, Inc.	520	8
PepsiCo, Inc.	2,414	263
Perrigo Co., PLC	300	28
Pfizer, Inc.	16,942	574
PG&E Corp.	424	26
Philip Morris International, Inc.	2,184	212
Phillips 66	1,257	101
Pioneer Natural Resources Co.	272	50
Pitney Bowes, Inc.	184	3
PNC Financial Services Group, Inc. (The)	1,490	134
PPL Corp.	451	16
Praxair, Inc.	26	3
Procter & Gamble Co. (The)	4,513	405
ProLogis, Inc. REIT	2,887	155
Public Service Enterprise Group, Inc.	451	19
Public Storage REIT	851	190
Pulte Group, Inc.	2,800	56
QUALCOMM, Inc.	4,146	284
Quest Diagnostics, Inc.	222	19
Radian Group, Inc.	1,650	22
Range Resources Corp.	131	5
Rayonier Advanced Materials, Inc.	153	2
Rayonier, Inc. REIT	350	9
Raytheon Co.	20	3
Realogy Holdings Corp.	700	18
Realty Income Corp. REIT	1,200	80
Regency Centers Corp. REIT	500	39
Regions Financial Corp.	2,077	20
Republic Services, Inc.	476	24
Robert Half International, Inc.	201	8
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	512	33
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	736	93
Salesforce.com, Inc. (h)	429	31
Schlumberger Ltd.	2,206	173
Scotts Miracle-Gro Co. (The), Class A	450	37
Scripps Networks Interactive, Inc., Class A	143	9
Sempra Energy	321	34
Simon Property Group, Inc. REIT	2,148	445
Skyline Corp. (h)	50	1
SL Green Realty Corp. REIT	500	54
Southern Co. (The)	446	23
Southwest Airlines Co.	6,038	235
Southwestern Energy Co. (h)	452	6
Spectra Energy Corp.	565	24
Sprint Corp. (h)	1,686	11
St. Jude Medical, Inc.	334	27
Staples, Inc.	315	3
Starbucks Corp.	3,314	179
State Street Corp.	722	50

Stericycle, Inc. (h)	225	18
Stewart Information Services Corp.	200	9
Stryker Corp.	295	34
SunTrust Banks, Inc.	961	42
Symantec Corp.	578	14
Synchrony Financial	950	27
Sysco Corp.	558	27
T. Rowe Price Group, Inc.	602	40
Talen Energy Corp. (h)	58	1
Target Corp.	1,727	119
TE Connectivity Ltd.	167	11
Tenaris SA	277	4
Texas Instruments, Inc.	4,654	327
Thermo Fisher Scientific, Inc.	376	60
Time Warner, Inc.	1,176	94
Time, Inc.	284	4
TJX Cos., Inc. (The)	899	67
Toll Brothers, Inc. (h)	1,250	37
Twenty-First Century Fox, Inc., Class A	2,207	53
Twenty-First Century Fox, Inc., Class B	504	12
Ultra Petroleum Corp. (h)	130	1
Union Pacific Corp.	2,802	273
United Continental Holdings, Inc. (h)	3,127	164
United Parcel Service, Inc., Class B	2,920	319
United Technologies Corp.	4,954	503
UnitedHealth Group, Inc.	2,781	389
Universal Forest Products, Inc.	200	20
Urban Edge Properties REIT	59	2
US Bancorp	3,739	160
Valero Energy Corp.	526	28
Varian Medical Systems, Inc. (h)	247	25
Ventas, Inc. REIT	1,927	136
VEREIT, Inc. REIT	4,200	44
Verisk Analytics, Inc. (h)	152	12
Verizon Communications, Inc.	9,150	476
VF Corp.	314	18
Viacom, Inc., Class B	263	10
Visa, Inc., Class A	4,332	358
Vornado Realty Trust REIT	918	93
Vulcan Materials Co.	1,050	119
Wal-Mart Stores, Inc.	5,002	361
Walgreens Boots Alliance, Inc.	665	54
Walt Disney Co. (The)	2,852	265
Washington Prime Group, Inc. REIT	524	6
Waste Management, Inc.	490	31
Watsco, Inc.	250	35
Weatherford International PLC (h)	774	4
WEC Energy Group, Inc.	199	12
Wells Fargo & Co.	10,491	465
Welltower, Inc. REIT	1,927	144
Western Digital Corp.	64	4
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	4,791	153
Whole Foods Market, Inc.	528	15
Williams Cos., Inc. (The)	623	19
WPX Energy, Inc. (h)	264	3
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	10
Xcel Energy, Inc.	366	15
Xerox Corp.	1,070	11
Xylem, Inc.	121	6
Yahoo!, Inc. (h)	666	29

Zimmer Biomet Holdings, Inc.	225	29
Zions Bancorporation	200	6
Zoetis, Inc.	2,748	143
		36,180
Total Common Stocks (Cost $56,480)		63,701

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (h)	104	—	@
Safeway PDC, LLC CVR (h)	104	—	@
Total Rights (Cost $—@)		—	@

No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (h) (Cost $—@)	226	1

	Shares	Value (000)
Investment Companies (5.0%)
United States (5.0%)
iShares MSCI Emerging Markets Index Fund	7,100	266
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (k)	118,949	2,712
SPDR S&P 500 ETF Trust	16,837	3,642
Total Investment Companies (Cost $5,875)		6,620

Notional Amount (000)
Call Option Purchased (0.1%)
United States (0.1%)
United States Oil Fund LP December 2016 @ USD 11.50, Goldman Sachs & Co. (l) (Cost $80)	2	107

Shares
Short-Term Investments (3.6%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (m) (Cost $3,032)	3,031,526	3,032

Face Amount (000)
Sovereign (0.4%)
Argentina (0.4%)
Letras del Banco Central de la Republica Argentina,
25.00%, 1/11/17 — 1/25/17	ARS	6,947	421

26.00%, 1/11/17	570	35
26.25%, 1/11/17 — 1/18/17	2,360	144
Total Sovereign (Cost $629)		600

U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.41%, 3/23/17 (n)(o) (Cost $1,138)	1,140	1,138
Total Short-Term Investments (Cost $4,799)		4,770
Total Investments (99.5%) (Cost $121,371) (p)(q)(r)(s)		131,605
Other Assets in Excess of Liabilities (0.5%)		715
Net Assets (100.0%)		$132,320

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security trades on the Hong Kong exchange.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(f)	When-issued security.
(g)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	Non-income producing security.
(i)	Security has been deemed illiquid at September 30, 2016.
(j)

At September 30, 2016, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(k)

For the nine months ended September 30, 2016, there were no transactions in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio.

(l)	Cleared option.
(m)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

(n)	Rate shown is the yield to maturity at September 30, 2016.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(q)

The approximate fair value and percentage of net assets, $22,560,000 and 17.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(r)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(s)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,444,000 and the aggregate gross unrealized depreciation is approximately $4,210,000 resulting in net unrealized appreciation of approximately $10,234,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	108		$83	11/4/16	$ (—	@)
Australia and New Zealand Banking Group	CAD	1,034		$796	10/5/16	8
Australia and New Zealand Banking Group	EUR	38	GBP	33	10/5/16	(—	@)
Australia and New Zealand Banking Group	EUR	185	GBP	160	10/5/16	(1)
Australia and New Zealand Banking Group	EUR	480	NZD	740	10/5/16	(—	@)
Australia and New Zealand Banking Group	GBP	160	EUR	185	11/4/16	1
Australia and New Zealand Banking Group	GBP	33	EUR	38	11/4/16	—	@
Australia and New Zealand Banking Group	KRW	654,466		$593	10/5/16	(1)
Australia and New Zealand Banking Group	MYR	630		$153	10/5/16	—	@
Australia and New Zealand Banking Group	NZD	740	EUR	477	10/5/16	(3)
Australia and New Zealand Banking Group	NZD	740	EUR	479	11/4/16	—	@
Australia and New Zealand Banking Group	NZD	396		$289	10/5/16	—	@
Australia and New Zealand Banking Group	PLN	1,757		$462	10/5/16	2
Australia and New Zealand Banking Group	RUB	6,750		$107	10/5/16	(1)
Australia and New Zealand Banking Group	SGD	135		$99	10/5/16	—	@
Australia and New Zealand Banking Group	THB	5,150		$149	10/5/16	—	@
Australia and New Zealand Banking Group	TRY	240		$80	10/5/16	(—	@)
Australia and New Zealand Banking Group		$83	AUD	108	10/5/16	—	@
Australia and New Zealand Banking Group		$247	EUR	220	10/5/16	—	@
Australia and New Zealand Banking Group		$21	EUR	19	10/5/16	—	@
Australia and New Zealand Banking Group		$27	GBP	21	10/5/16	(—	@)
Australia and New Zealand Banking Group		$1,826	JPY	184,935	10/5/16	(2)
Australia and New Zealand Banking Group		$593	KRW	654,466	11/4/16	1
Australia and New Zealand Banking Group		$594	KRW	654,466	10/5/16	—	@
Australia and New Zealand Banking Group		$153	MYR	630	11/4/16	(1)
Australia and New Zealand Banking Group		$152	MYR	630	10/5/16	—	@
Australia and New Zealand Banking Group		$286	NZD	396	10/5/16	2

Australia and New Zealand Banking Group		$288	NZD	396	11/4/16	(— @)
Australia and New Zealand Banking Group		$106	RUB	6,750	11/3/16	1
Australia and New Zealand Banking Group		$99	SGD	135	11/4/16	(— @)
Australia and New Zealand Banking Group		$149	THB	5,150	10/5/16	— @
Australia and New Zealand Banking Group		$149	THB	5,150	11/4/16	(— @)
Australia and New Zealand Banking Group		$81	TRY	240	10/5/16	(1)
Australia and New Zealand Banking Group		$79	TRY	240	11/4/16	— @
Australia and New Zealand Banking Group	ZAR	9,479		$664	10/5/16	(27)
Bank of America NA	CHF	649		$664	10/20/16	(5)
Bank of America NA	PLN	1,834		$477	10/20/16	(2)
Bank of America NA		$493	SEK	4,206	10/20/16	(2)
Bank of America NA		$162	SGD	220	10/20/16	(— @)
Bank of Montreal		$752	CAD	992	10/20/16	4
Bank of Montreal		$225	JPY	22,865	10/20/16	1
Bank of New York Mellon	CHF	101		$103	10/20/16	(1)
Bank of New York Mellon		$15	SEK	124	10/20/16	(— @)
Barclays Bank PLC	AUD	327		$247	10/20/16	(3)
Barclays Bank PLC	EUR	121		$137	10/5/16	— @
Barclays Bank PLC	EUR	1,276		$1,429	10/20/16	(6)
Barclays Bank PLC		$1,335	GBP	1,022	10/20/16	(11)
Barclays Bank PLC		$17	JPY	1,785	10/5/16	— @
Barclays Bank PLC		$781	JPY	79,440	10/20/16	2
Barclays Bank PLC		$303	PLN	1,171	10/5/16	3
Barclays Bank PLC		$463	RUB	30,446	10/20/16	20
Barclays Bank PLC		$938	RUB	59,530	10/20/16	6
BNP Paribas SA	JPY	31,069		$307	10/20/16	— @
BNP Paribas SA		$844	CAD	1,112	10/20/16	5
BNP Paribas SA		$944	CAD	1,235	10/20/16	(3)
BNP Paribas SA		$19	ILS	71	10/20/16	— @
Citibank NA	CAD	1,170		$894	11/4/16	2
Citibank NA	CHF	93		$95	10/20/16	(1)
Citibank NA	CNH	13,427		$2,037	3/16/17	42
Citibank NA	CNH	28,601		$4,265	5/11/17	28
Citibank NA	CNH	8,763		$1,291	5/11/17	(7)
Citibank NA	CNH	8,789		$1,294	5/11/17	(8)
Citibank NA	CNH	2,107		$313	5/11/17	1
Citibank NA	CNH	3,519		$518	5/11/17	(3)
Citibank NA	EUR	234	NOK	2,100	11/4/16	— @
Citibank NA	EUR	1,973		$2,218	10/5/16	1
Citibank NA	EUR	1,049		$1,175	10/20/16	(5)
Citibank NA	NOK	2,100	EUR	234	10/5/16	(— @)
Citibank NA	NOK	2,616		$327	10/5/16	— @
Citibank NA	SEK	8,712		$1,011	10/20/16	(5)
Citibank NA		$894	CAD	1,170	10/5/16	(2)
Citibank NA		$2,014	CNH	13,427	3/16/17	(19)
Citibank NA		$472	CNH	3,201	5/11/17	3
Citibank NA		$1,988	CNH	13,527	5/11/17	16
Citibank NA		$2,599	CNH	17,599	5/11/17	9
Citibank NA		$1,019	EUR	908	10/20/16	3
Citibank NA		$2,221	EUR	1,973	11/4/16	(1)
Citibank NA		$490	GBP	375	10/20/16	(4)
Citibank NA		$292	JPY	29,661	10/20/16	1
Citibank NA		$328	NOK	2,616	11/4/16	(— @)
Citibank NA		$794	SEK	6,773	10/20/16	(4)

Citibank NA		$76	THB	2,643	10/20/16	—	@
Commonwealth Bank of Australia	AUD	179		$135	10/20/16	(2)
Commonwealth Bank of Australia		$48	JPY	4,883	10/20/16	—	@
Credit Suisse International	CHF	26		$27	10/20/16	(—	@)
Credit Suisse International	EUR	93		$105	10/20/16	(—	@)
Credit Suisse International		$196	ILS	741	10/20/16	1
Credit Suisse International		$9	NZD	13	10/20/16	(—	@)
Credit Suisse International		$141	SGD	192	10/20/16	(—	@)
Credit Suisse International		$48	THB	1,655	10/20/16	—	@
Goldman Sachs International	BRL	339		$104	10/20/16	—	@
Goldman Sachs International	BRL	1,386		$416	10/20/16	(8)
Goldman Sachs International	BRL	704		$217	10/20/16	2
Goldman Sachs International	CHF	109		$112	10/20/16	(1)
Goldman Sachs International	RUB	25,785		$393	10/20/16	(16)
Goldman Sachs International	TRY	2,991		$999	10/20/16	5
Goldman Sachs International		$138	EUR	122	10/20/16	(—	@)
Goldman Sachs International		$452	HKD	3,505	10/20/16	—	@
Goldman Sachs International		$3	HUF	825	10/20/16	—	@
Goldman Sachs International		$333	JPY	33,866	10/20/16	1
Goldman Sachs International		$726	RUB	47,732	10/20/16	31
HSBC Bank PLC	EUR	61	SEK	590	11/4/16	(—	@)
HSBC Bank PLC	GBP	222		$288	10/5/16	1
HSBC Bank PLC	JPY	360		$4	10/5/16	(—	@)
HSBC Bank PLC	SEK	590	EUR	61	10/5/16	—	@
HSBC Bank PLC	SEK	1,536		$179	10/5/16	—	@
HSBC Bank PLC		$3	CAD	3	10/5/16	(—	@)
HSBC Bank PLC		$264	GBP	201	10/5/16	(4)
HSBC Bank PLC		$288	GBP	222	11/4/16	(1)
HSBC Bank PLC		$180	SEK	1,536	11/4/16	(—	@)
HSBC Bank PLC		$368	ZAR	5,356	10/5/16	22
JPMorgan Chase Bank NA	BRL	2,951		$897	11/4/16	(2)
JPMorgan Chase Bank NA	CHF	368		$376	10/20/16	(3)
JPMorgan Chase Bank NA	CNH	8,763		$1,297	5/11/17	(1)
JPMorgan Chase Bank NA	CNH	13,376		$1,973	5/11/17	(9)
JPMorgan Chase Bank NA	CNH	13,376		$1,967	5/11/17	(15)
JPMorgan Chase Bank NA	CNH	1,607		$239	5/11/17	1
JPMorgan Chase Bank NA	CNH	3,223		$474	5/11/17	(3)
JPMorgan Chase Bank NA	EUR	226	NOK	2,100	10/5/16	9
JPMorgan Chase Bank NA	EUR	174	PLN	750	11/4/16	—	@
JPMorgan Chase Bank NA	EUR	62	SEK	590	10/5/16	(1)
JPMorgan Chase Bank NA	EUR	230		$257	10/5/16	(1)
JPMorgan Chase Bank NA	EUR	106		$119	10/5/16	(1)
JPMorgan Chase Bank NA	EUR	614		$688	10/20/16	(3)
JPMorgan Chase Bank NA	GBP	160	EUR	187	10/5/16	3
JPMorgan Chase Bank NA	MXN	1,422		$72	10/20/16	(1)
JPMorgan Chase Bank NA	MYR	630		$152	10/5/16	(—	@)
JPMorgan Chase Bank NA	NOK	6,287		$760	10/20/16	(27)
JPMorgan Chase Bank NA	PLN	750	EUR	174	10/5/16	(—	@)
JPMorgan Chase Bank NA	PLN	4,071		$1,063	11/4/16	(1)
JPMorgan Chase Bank NA	TRY	50		$17	10/20/16	—	@
JPMorgan Chase Bank NA		$340	BRL	1,120	11/4/16	1
JPMorgan Chase Bank NA		$905	BRL	2,951	10/5/16	2
JPMorgan Chase Bank NA		$1,399	CNH	9,477	5/11/17	5
JPMorgan Chase Bank NA		$173	CNH	1,165	5/11/17	(—	@)
JPMorgan Chase Bank NA		$378	EUR	338	10/20/16	2
JPMorgan Chase Bank NA		$205	HKD	1,591	10/20/16	—	@
JPMorgan Chase Bank NA		$146	JPY	14,829	10/20/16	—	@
JPMorgan Chase Bank NA		$601	MXN	11,538	10/5/16	(6)
JPMorgan Chase Bank NA		$1,150	MXN	22,747	10/20/16	21
JPMorgan Chase Bank NA		$585	MXN	11,373	10/20/16	—	@
JPMorgan Chase Bank NA		$156	MYR	630	10/5/16	(4)
JPMorgan Chase Bank NA		$461	NOK	3,816	10/5/16	16

JPMorgan Chase Bank NA		$883	NOK	7,308	10/20/16	31
JPMorgan Chase Bank NA		$937	NOK	7,547	10/20/16	7
JPMorgan Chase Bank NA		$20	NZD	28	10/20/16	(—	@)
JPMorgan Chase Bank NA		$1,063	PLN	4,071	10/5/16	1
JPMorgan Chase Bank NA		$103	RUB	6,750	10/5/16	4
JPMorgan Chase Bank NA		$181	SEK	1,536	10/5/16	(2)
JPMorgan Chase Bank NA		$275	SEK	2,349	10/20/16	(1)
JPMorgan Chase Bank NA		$99	SGD	135	10/5/16	(—	@)
JPMorgan Chase Bank NA		$332	ZAR	4,778	10/5/16	16
JPMorgan Chase Bank NA		$47	ZAR	655	11/4/16	—	@
JPMorgan Chase Bank NA	ZAR	2,111		$150	10/20/16	(4)
JPMorgan Chase Bank NA	ZAR	655		$48	10/5/16	(—	@)
Northern Trust Company		$108	SGD	147	10/20/16	(—	@)
Royal Bank of Canada	CAD	140		$107	10/5/16	—	@
State Street Bank and Trust Co.	NOK	1,200		$148	10/5/16	(2)
State Street Bank and Trust Co.		$29	HKD	222	10/20/16	—	@
State Street Bank and Trust Co.		$218	MYR	899	10/20/16	(—	@)
UBS AG	AUD	108		$82	10/5/16	(—	@)
UBS AG	BRL	2,951		$905	10/5/16	(2)
UBS AG	CAD	307	MXN	4,400	10/5/16	(7)
UBS AG	CAD	297	MXN	4,400	11/4/16	(1)
UBS AG	CHF	210	EUR	193	10/5/16	1
UBS AG	CHF	310		$317	10/20/16	(2)
UBS AG	CHF	158		$163	10/5/16	—	@
UBS AG	DKK	990		$149	10/5/16	(—	@)
UBS AG	DKK	278		$42	10/20/16	(—	@)
UBS AG	EUR	192	CHF	210	10/5/16	—	@
UBS AG	EUR	193	CHF	210	11/4/16	(1)
UBS AG	EUR	173	PLN	750	10/5/16	2
UBS AG	EUR	1,416		$1,586	10/20/16	(6)
UBS AG	EUR	299		$333	10/5/16	(2)
UBS AG	GBP	32	EUR	38	10/5/16	1
UBS AG	JPY	26,197	MXN	5,000	10/5/16	(1)
UBS AG	JPY	186,361		$1,842	10/5/16	4
UBS AG	KRW	654,466		$594	10/5/16	(—	@)
UBS AG	MXN	4,400	CAD	298	10/5/16	—
UBS AG	MXN	5,000	JPY	27,270	10/5/16	11
UBS AG	MXN	5,000	JPY	26,069	11/4/16	—	@
UBS AG	MXN	6,955		$374	10/5/16	15
UBS AG	MXN	4,583		$237	10/5/16	1
UBS AG	MXN	5,183		$263	10/20/16	(4)
UBS AG	PLN	1,944		$504	10/5/16	(5)
UBS AG	PLN	945		$243	10/5/16	(4)
UBS AG	PLN	596		$155	10/5/16	(1)
UBS AG		$1,171	CAD	1,544	10/20/16	6
UBS AG		$163	CHF	158	10/5/16	(—	@)
UBS AG		$163	CHF	158	11/4/16	(—	@)
UBS AG		$150	DKK	990	10/5/16	(—	@)
UBS AG		$149	DKK	990	11/4/16	—	@
UBS AG		$2,802	EUR	2,491	10/5/16	(3)
UBS AG		$153	GBP	117	10/20/16	(1)
UBS AG		$140	GBP	108	10/20/16	(—	@)
UBS AG		$67	JPY	6,836	10/20/16	—	@
UBS AG		$1,844	JPY	186,361	11/4/16	(4)
UBS AG		$586	KRW	654,466	10/5/16	8
UBS AG		$236	MXN	4,583	11/4/16	(1)
UBS AG		$242	NOK	2,003	10/20/16	9
UBS AG		$481	RUB	31,585	10/20/16	20
UBS AG		$59	SGD	80	10/20/16	(—	@)
						$129

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$50	Oct-16	$1
Dax Index (Germany)	1	295	Dec-16	3
Euro Stoxx 50 Index (Germany)	104	3,498	Dec-16	13
FTSE MIB Index (Italy)	5	459	Dec-16	(8)
German Euro BOBL (Germany)	7	1,039	Dec-16	5
Hang Seng Index (Hong Kong)	3	451	Oct-16	(2)
IBEX 35 Index (Spain)	7	689	Oct-16	(17)
MSCI Emerging Market E Mini (United States)	145	6,616	Dec-16	(119)
MSCI Singapore Free Index (Singapore)	16	370	Oct-16	4
NIKKEI 225 Index (Japan)	40	3,266	Dec-16	(51)
S&P 500 E Mini Index (United States)	75	8,101	Dec-16	132
S+P TSE 60 Index (Canada)	9	1,173	Dec-16	1
SPI 200 Index (Australia)	8	829	Dec-16	13
U.S. Treasury 2 yr. Note (United States)	21	4,588	Dec-16	— @
U.S. Treasury 5 yr. Note (United States)	25	3,038	Dec-16	3
UK Long Gilt Bond (United Kingdom)	2	338	Dec-16	(3)
Short:
German Euro Bund (Germany)	8	(1,489)	Dec-16	(11)
Japanese 10 yr. Bond (Japan)	1	(1,502)	Dec-16	(7)
U.S. Treasury 10 yr. Note (United States)	122	(15,997)	Dec-16	(23)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	13	(1,874)	Dec-16	2
U.S. Treasury Long Bond (United States)	9	(1,514)	Dec-16	19
UK Long Gilt Bond (United Kingdom)	2	(338)	Dec-16	3
				$(42)

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at September 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$1,091	1.00%	6/20/21	$(92)	$43	$(49)	BB+

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at September 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	1,133	$29
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26	1,131		30
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25	SEK	2,328	(— @)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26	AUD	1,130	33
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26	1,935		42
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	$2,900		(62)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21	2,270		(13)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.20	7/28/21	130		— @
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25	1,400		(125)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26	3,457		(85)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.68	4/4/26	90		(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	1.61	4/13/26	6,280		173
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.76	4/26/26	270		(9)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.49	6/16/26	2,725		(15)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.50	6/16/26	2,725		(17)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.33	7/22/26	EUR	7,073	(81)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.51	7/28/26	$350		(1)
							$(103)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at September 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment (Received) (000s)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$2,277	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$—	$88
Bank of America NA	U.S. Apartment REITs††	133	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	5
Bank of America NA	U.S. Apartment REITs††	400	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	15
Bank of America NA	U.S. Apartment REITs††	150	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	— @
Barclays Bank PLC	Barclays Short Elevators Index††	398	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	—	(1)
Citibank NA	U.S. Media Index††	2,878	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	—	5
Goldman Sachs International	Global Aerospace Index††	2,042	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(75)
Goldman Sachs International	Global Aerospace Index††	1,472	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(54)
Goldman Sachs International	Global Aerospace Index††	742	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(27)
Goldman Sachs International	U.S. Consumer Staples Index††	1,475	3 Month USD LIBOR minus 0.14%	Pay	3/2/17	—	25
Goldman Sachs International	U.S. Consumer Staples Index††	867	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	—	14
Goldman Sachs International	USD Liquid High Yield Index	1,950	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	(3)	129
JPMorgan Chase Bank NA	JPM Short Luxury Index††	2,049	3 Month USD LIBOR minus 0.05%	Pay	9/6/17	—	(22)
JPMorgan Chase Bank NA	Short European Staples Index††	1,315	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	(18)
							$84

††                                      See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of September 30, 2016.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd	1.32%
Kone OYJ	56.81
Schindler Holding AG	41.37
Yungtay Engineering Co., Ltd	0.50
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of September 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.81%
Charter Communications, Inc.	9.18
Comcast Corp.	25.69
Discovery Communications, Inc.	1.78
DISH Network Corp.	1.92
Interpublic Group of Cos, Inc. (The)	1.44
Liberty Global PLC	4.59
Liberty Global PLC LiLAC	0.48
Liberty Media Corporation-Liberty Braves	0.08
Liberty Media Corporation-Liberty Media	0.32
Liberty Media Corporation-Liberty SiriusXM	1.56
News Corp.	0.84
Omnicom Group, Inc.	3.25
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.59
TEGNA, Inc.	0.74
Time Warner, Inc.	10.21
Twenty-First Century Fox, Inc.	6.36
Viacom, Inc.	2.08
Walt Disney Co. (The)	23.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of September 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.57%
Archer-Daniels-Midland Co.	1.33
Brown-Forman Corp.	0.51
Campbell Soup Co.	0.52
Church & Dwight Co., Inc.	0.67
Clorox Co. (The)	0.86
Coca-Cola Co. (The)	8.78
Coca-Cola European Partners PLC	0.44
Colgate-Palmolive Co.	3.52
ConAgra Foods, Inc.	1.08
Constellation Brands, Inc.	1.53
Costco Wholesale Corp.	3.54
CVS Health Corp.	5.22
Dr. Pepper Snapple Group, Inc.	0.91
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.02
Hershey Co. (The)	0.73
Hormel Foods Corp.	0.54
JM Smucker Co. (The)	0.86
Kellogg Co.	1.05
Kimberly-Clark Corp.	2.43
Kraft Heinz Co. (The)	2.82
Kroger Co. (The)	1.53
McCormick & Co., Inc.	0.62
Mead Johnson Nutrition Co.	0.78
Molson Coors Brewing Co.	1.06
Mondelez International, Inc.	3.70
Monster Beverage Corp.	1.17
PepsiCo, Inc.	8.40
Philip Morris International, Inc.	7.99
Procter & Gamble Co. (The)	12.95
Reynolds American, Inc.	2.07
Sysco Corp.	1.36
Tyson Foods, Inc.	1.17
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	6.00
Whole Foods Market, Inc.	0.51
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of September 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.71%
B/E Aerospace, Inc.	2.23
Boeing Co. (The)	36.77
KLX, Inc.	0.80
Rolls-Royce Holdings PLC	7.05
Safran SA	12.52
Spirit AeroSystems Holdings, Inc.	4.64
Thales SA	3.97
TransDigm Group, Inc.	6.52
Zodiac Aerospace	5.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short European Staples Index as of September 30, 2016.

Security Description	Index Weight
Short European Staples Index
Anheuser-Busch InBev N.V.	8.81%
Aryzta AG	0.32
Associated British Foods PLC	1.01
Barry Callebaut AG	0.24
Beiersdorf AG	0.80
British American Tobacco PLC	9.98
Carlsberg A/S	0.85
Carrefour SA	1.20
Casino Guichard Perrachon SA	0.23
Chocoladefabriken Lindt & Spruengli AG	1.06
Coca-Cola European Partners PLC	0.72
Coca-Cola HBC AG	0.35
Colruyt SA	0.31
Danone SA	3.66
Diageo PLC	6.04
Distribuidora Internacional de Alimentac	0.32
Heineken Holding N.V.	0.68
Heineken N.V.	1.70
Henkel AG & Co. KGaA	3.04
ICA Gruppen AB	0.22
Imperial Brands PLC	4.14
J Sainsbury PLC	0.36
Jeronimo Martins SGPS SA	0.37
Kerry Group PLC	1.10
Koninklijke Ahold Delhaize N.V.	2.44
L’Oreal SA	4.00
Marine Harvest ASA	0.57
METRO AG	0.44
Nestle SA	21.02
Orkla ASA	0.71
Pernod Ricard SA	2.10
Reckitt Benckiser Group PLC	5.02
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.51
Swedish Match AB	0.61
Tate & Lyle PLC	0.38
Tesco PLC	1.62
Unilever N.V.	6.29
Unilever PLC	5.09
WM Morrison Supermarkets PLC	0.53
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Luxury Index as of September 30, 2016.

Security Description	Index Weight
JPM Short Luxury Index
Brunello Cucinelli SpA	0.13%
Burberry Group PLC	5.87
Christian Dior SE	2.43
Cie Financiere Richemont SA	20.39
Coach, Inc.	5.83
Hermes International	3.51
Hugo Boss AG	2.88
Kering	9.07
LVMH Moet Hennessy Louis Vuitton SE	28.91
Moncler SpA	2.29
Salvatore Ferragamo SpA	2.97
Swatch Group AG (The)	15.28
Tod’s SpA	0.44
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of September 30, 2016.

Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	7.26%
AvalonBay Communities, Inc.	24.44
Camden Property Trust	7.29
Equity Residential	23.53
Essex Property Trust, Inc.	14.71
Independence Realty Trust, Inc.	0.36
Mid-America Apartment Communities, Inc.	7.12
Monogram Residential Trust, Inc.	1.38
Post Properties, Inc.	4.23
UDR, Inc.	9.68
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	48.4%
Fixed Income Securities	42.9
Investment Companies	5.0
Other*	3.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $57,514,000 with net unrealized depreciation of approximately $42,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $129,000 and does not include open swap agreements with net unrealized appreciation of approximately $24,000.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace & Defense (1.5%)
TransDigm Group, Inc. (a)	5,928	$1,714

Air Freight & Logistics (0.6%)
XPO Logistics, Inc. (a)	19,551	717

Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	25,535	5,210

Biotechnology (1.0%)
Alnylam Pharmaceuticals, Inc. (a)	6,810	462
Intrexon Corp. (a)(b)	16,374	459
Juno Therapeutics, Inc. (a)(b)	7,738	232
		1,153
Capital Markets (8.7%)
Affiliated Managers Group, Inc. (a)	7,283	1,054
MSCI, Inc.	37,790	3,172
S&P Global, Inc.	47,565	6,020
		10,246
Communications Equipment (0.9%)
Palo Alto Networks, Inc. (a)	6,452	1,028

Consumer Finance (0.6%)
LendingClub Corp. (a)	124,386	769

Food Products (3.1%)
Mead Johnson Nutrition Co.	46,634	3,685

Health Care Equipment & Supplies (6.6%)
DexCom, Inc. (a)	18,719	1,641
Intuitive Surgical, Inc. (a)	8,510	6,168
		7,809
Health Care Technology (4.7%)
athenahealth, Inc. (a)	43,972	5,546

Hotels, Restaurants & Leisure (6.7%)
Chipotle Mexican Grill, Inc. (a)	1,401	593
Dunkin’ Brands Group, Inc.	83,191	4,333
Marriott International, Inc., Class A	43,652	2,939
		7,865
Information Technology Services (3.9%)
FleetCor Technologies, Inc. (a)	19,684	3,420
Gartner, Inc. (a)	13,139	1,162
		4,582
Internet & Direct Marketing Retail (1.4%)
TripAdvisor, Inc. (a)	8,265	522
Zalando SE (Germany) (a)(c)	26,440	1,103
		1,625

Internet Software & Services (13.6%)
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $1,380; acquired 5/1/12)	152,532	2,064
LinkedIn Corp., Class A (a)	6,145	1,174
MercadoLibre, Inc. (Brazil)	12,549	2,321
Pandora Media, Inc. (a)	60,053	861
Twitter, Inc. (a)	182,238	4,201
Yelp, Inc. (a)	22,576	941
Zillow Group, Inc., Class A (a)	42,569	1,466
Zillow Group, Inc., Class C (a)(b)	85,138	2,950
		15,978
Life Sciences Tools & Services (6.5%)
Illumina, Inc. (a)	42,143	7,656

Multi-line Retail (1.0%)
Dollar Tree, Inc. (a)	14,868	1,173

Pharmaceuticals (3.1%)
Zoetis, Inc.	69,513	3,615

Professional Services (6.4%)
IHS Markit Ltd. (a)	89,035	3,343
Verisk Analytics, Inc. (a)	51,438	4,181
		7,524
Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp.	16,139	1,106

Software (14.7%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	20,283	608
FireEye, Inc. (a)	33,406	492
Mobileye N.V. (a)	15,865	676
NetSuite, Inc. (a)	11,268	1,247
ServiceNow, Inc. (a)	46,355	3,669
Splunk, Inc. (a)	61,777	3,625
Tableau Software, Inc., Class A (a)	13,136	726
Workday, Inc., Class A (a)	69,070	6,333
		17,376
Tech Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (a)(b)	18,041	324
Stratasys Ltd. (a)	6,272	151
		475
Textiles, Apparel & Luxury Goods (3.6%)
Lululemon Athletica, Inc. (Canada) (a)	18,521	1,129
Michael Kors Holdings Ltd. (a)	40,769	1,908
Under Armour, Inc., Class C (a)	35,831	1,213
		4,250
Trading Companies & Distributors (0.9%)
Fastenal Co.	24,540	1,025
Total Common Stocks (Cost $85,997)		112,127

Preferred Stocks (4.6%)
Internet & Direct Marketing Retail (3.7%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,370; acquired 4/16/14)	33,636	3,532

Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $385; acquired 10/4/13)	16,789	875
		4,407
Software (0.9%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $455; acquired 7/19/12)	148,616	782
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	154
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	154
		1,090
Total Preferred Stocks (Cost $2,414)		5,497

Convertible Preferred Stock (0.2%)
Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $132; acquired 5/25/12) (Cost $132)	14,641	198

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $57)	12,265	1

	Shares
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (7.1%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	7,173,747	7,174

	Face Amount (000)
Repurchase Agreements (1.0%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $1,253; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $1,279)	$1,253	1,253
Total Securities held as Collateral on Loaned Securities (Cost $8,427)		8,427

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $1,053)	1,053,226	1,053
Total Short-Term Investments (Cost $9,480)		9,480
Total Investments (108.0%) (Cost $98,080) Including $8,889 of Securities Loaned (h)(i)(j)		127,303
Liabilities in Excess of Other Assets (-8.0%)		(9,484)
Net Assets (100.0%)		$117,819

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $8,889,000 and $9,103,000, respectively. The Portfolio received cash collateral of approximately $9,000,000, of which approximately $8,427,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $573,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $103,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)		Security has been deemed illiquid at September 30, 2016.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $7,759,000 and represents 6.6% of net assets.

(f)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $7,759,000, representing 6.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $1,103,000 and 0.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,738,000 and the aggregate gross unrealized depreciation is approximately $7,515,000 resulting in net unrealized appreciation of approximately $29,223,000.

CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.2%
Software	15.5
Internet Software & Services	13.6
Capital Markets	8.6
Hotels, Restaurants & Leisure	6.6
Health Care Equipment & Supplies	6.6
Life Sciences Tools & Services	6.5
Professional Services	6.3
Internet & Direct Marketing Retail	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.0%)
Apartments (17.3%)
Apartment Investment & Management Co., Class A REIT	180,976	$8,309
AvalonBay Communities, Inc. REIT	130,972	23,292
Camden Property Trust REIT	164,658	13,788
Equity Residential REIT	603,704	38,836
Essex Property Trust, Inc. REIT	49,814	11,094
Post Properties, Inc. REIT	18,927	1,252
		96,571
Data Centers (1.3%)
Digital Realty Trust, Inc. REIT	36,350	3,530
QTS Realty Trust, Inc., Class A REIT	67,624	3,574
		7,104
Diversified (6.9%)
Vornado Realty Trust REIT	382,621	38,725

Health Care (7.3%)
Healthcare Realty Trust, Inc. REIT	93,611	3,189
Omega Healthcare Investors, Inc. REIT	132,771	4,707
Senior Housing Properties Trust REIT	145,893	3,313
Ventas, Inc. REIT	204,403	14,437
Welltower, Inc. REIT	202,626	15,150
		40,796
Industrial (5.2%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	7,045
DCT Industrial Trust, Inc. REIT	19,468	945
Duke Realty Corp. REIT	180,709	4,939
Liberty Property Trust REIT	110,992	4,479
ProLogis, Inc. REIT	178,668	9,566
Rexford Industrial Realty, Inc. REIT	95,260	2,180
		29,154
Lodging/Resorts (9.1%)
Chesapeake Lodging Trust REIT	169,934	3,892
Hilton Worldwide Holdings, Inc.	339,616	7,787
Host Hotels & Resorts, Inc. REIT	1,522,429	23,704
LaSalle Hotel Properties REIT	447,135	10,673
Sunstone Hotel Investors, Inc. REIT	216,410	2,768
Xenia Hotels & Resorts, Inc. REIT	134,258	2,038
		50,862
Manufactured Homes (0.6%)
Equity Lifestyle Properties, Inc. REIT	42,530	3,283

Office (12.3%)
Boston Properties, Inc. REIT	213,318	29,073
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	179
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	4,186
Columbia Property Trust, Inc. REIT	29,530	661
Corporate Office Properties Trust REIT	37,261	1,056
Cousins Properties, Inc. REIT	382,895	3,998
Douglas Emmett, Inc. REIT	252,070	9,233
Hudson Pacific Properties, Inc. REIT	334,450	10,993

Mack-Cali Realty Corp. REIT	99,324	2,704
Paramount Group, Inc. REIT	256,302	4,201
SL Green Realty Corp. REIT	21,950	2,373
		68,657
Regional Malls (17.1%)
CBL & Associates Properties, Inc. REIT	20,214	245
General Growth Properties, Inc. REIT	742,267	20,487
Simon Property Group, Inc. REIT	341,072	70,605
Taubman Centers, Inc. REIT	54,728	4,072
Washington Prime Group, Inc. REIT	24,860	308
		95,717
Retail Free Standing (2.0%)
National Retail Properties, Inc. REIT	121,137	6,160
Spirit Realty Capital, Inc. REIT	86,210	1,149
STORE Capital Corp. REIT	121,723	3,587
		10,896
Self Storage (5.3%)
CubeSmart REIT	84,586	2,306
Life Storage, Inc. REIT	64,634	5,748
Public Storage REIT	97,816	21,827
		29,881
Shopping Centers (8.8%)
Acadia Realty Trust REIT	48,081	1,742
Brixmor Property Group, Inc. REIT	101,169	2,811
DDR Corp. REIT	54,133	944
Equity One, Inc. REIT	108,987	3,336
Federal Realty Investment Trust REIT	5,618	865
Kimco Realty Corp. REIT	313,901	9,087
Regency Centers Corp. REIT	235,562	18,254
Tanger Factory Outlet Centers, Inc. REIT	317,936	12,387
		49,426
Single Family Homes (0.2%)
American Homes 4 Rent, Class A REIT	42,560	921

Specialty (0.6%)
Gaming and Leisure Properties, Inc. REIT	95,602	3,198
Total Common Stocks (Cost $340,952)		525,191

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $29,702)	29,702,230	29,702
Total Investments (99.3%) (Cost $370,654) (f)(g)		554,893
Other Assets in Excess of Liabilities (0.7%)		3,786
Net Assets (100.0%)		$558,679

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2016.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 - 5/08 and has a current cost basis of approximately $93,000. BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $5,728,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,768,000. At September 30, 2016, these securities had an aggregate market value of approximately $11,410,000 representing 2.0% of net assets.

(d)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $11,410,000, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $30,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(g)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $189,226,000 and the aggregate gross unrealized depreciation is approximately $4,987,000 resulting in net unrealized appreciation of approximately $184,239,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	17.4%
Regional Malls	17.2
Office	12.4
Lodging/Resorts	9.2
Shopping Centers	8.9
Health Care	7.3
Diversified	7.0
Self Storage	5.4
Short-Term Investment	5.3
Industrial	5.3
Other*	4.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Aerospace & Defense (4.6%)
BWX Technologies, Inc.	13,557	$520

Biotechnology (2.5%)
Agios Pharmaceuticals, Inc. (a)	740	39
Alnylam Pharmaceuticals, Inc. (a)	581	39
Bellicum Pharmaceuticals, Inc. (a)(b)	2,999	60
Editas Medicine, Inc. (a)	1,866	25
Intellia Therapeutics, Inc. (a)(b)	2,262	38
Intrexon Corp. (a)(b)	2,166	61
Juno Therapeutics, Inc. (a)(b)	792	24
ZIOPHARM Oncology, Inc. (a)(b)	448	3
		289
Capital Markets (2.7%)
Artisan Partners Asset Management, Inc., Class A	3,877	105
Financial Engines, Inc.	3,453	103
WisdomTree Investments, Inc. (b)	10,184	105
		313
Chemicals (0.4%)
Platform Specialty Products Corp. (a)	5,511	45

Consumer Finance (0.6%)
LendingClub Corp. (a)	11,583	71

Electronic Equipment, Instruments & Components (1.3%)
Cognex Corp.	1,731	92
FARO Technologies, Inc. (a)	1,700	61
		153
Health Care Equipment & Supplies (1.5%)
Penumbra, Inc. (a)	2,204	167

Health Care Providers & Services (2.3%)
HealthEquity, Inc. (a)	7,051	267

Health Care Technology (13.4%)
athenahealth, Inc. (a)	4,079	515
Castlight Health, Inc., Class B (a)	17,799	74
Cotiviti Holdings, Inc. (a)	8,840	297
Medidata Solutions, Inc. (a)	7,017	391
Press Ganey Holdings, Inc. (a)	1,438	58
Veeva Systems, Inc., Class A (a)	4,853	200
		1,535
Hotels, Restaurants & Leisure (9.0%)
Fiesta Restaurant Group, Inc. (a)	6,882	165
Habit Restaurants, Inc. (The) (a)	6,117	86
Shake Shack, Inc., Class A (a)(b)	13,990	485
Wingstop, Inc.	4,763	140
Zoe’s Kitchen, Inc. (a)	6,911	153
		1,029

Internet & Direct Marketing Retail (5.3%)
Blue Nile, Inc.	1,773	61
Etsy, Inc. (a)	12,142	173
MakeMyTrip Ltd. (India) (a)	3,026	72
Ocado Group PLC (United Kingdom) (a)	27,687	95
Wayfair, Inc., Class A (a)(b)	5,260	207
		608
Internet Software & Services (24.5%)
Angie’s List, Inc. (a)	8,281	82
Benefitfocus, Inc. (a)	3,807	152
Criteo SA ADR (France) (a)	9,469	332
GrubHub, Inc. (a)	18,881	812
Just Eat PLC (United Kingdom) (a)	27,552	191
New Relic, Inc. (a)	4,141	159
Quotient Technology, Inc. (a)	6,474	86
Shutterstock, Inc. (a)	4,988	318
Twitter, Inc. (a)	10,334	238
Zillow Group, Inc., Class A (a)	4,254	147
Zillow Group, Inc., Class C (a)(b)	8,557	296
		2,813
Machinery (6.3%)
Joy Global, Inc.	2,103	58
Manitowoc Foodservice, Inc. (a)	17,806	289
Terex Corp.	14,924	379
		726
Multi-line Retail (2.7%)
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,934	313

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	113,183	—

Personal Products (0.3%)
elf Beauty, Inc. (a)	1,346	38

Professional Services (7.3%)
Advisory Board Co. (The) (a)	10,163	455
CEB, Inc.	3,220	175
WageWorks, Inc. (a)	3,340	203
		833
Software (7.0%)
Ellie Mae, Inc. (a)	1,154	122
Guidewire Software, Inc. (a)	5,619	337
Take-Two Interactive Software, Inc. (a)	2,510	113
Xero Ltd. (Australia) (a)	3,745	53
Zendesk, Inc. (a)	5,801	178
		803
Specialty Retail (7.0%)
At Home Group, Inc. (a)	3,672	55
Burlington Stores, Inc. (a)	2,047	166
Five Below, Inc. (a)	12,107	488

Restoration Hardware Holdings, Inc. (a)(b)	2,604	90
		799
Total Common Stocks (Cost $9,012)		11,322

Preferred Stocks (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $142; acquired 3/19/08)	9,428	—
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $13; acquired 3/19/08)	1,346	—
Total Preferred Stocks (Cost $155)		—

	Face Amount (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $60; acquired 3/19/08)	$21	—
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $2; acquired 3/19/08)	1	—
Total Promissory Notes (Cost $61)		—

	Shares
Short-Term Investments (12.7%)
Securities held as Collateral on Loaned Securities (9.6%)
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	937,516	937

	Face Amount (000)
Repurchase Agreement (1.4%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $164; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $167)	$164	164
Total Securities held as Collateral on Loaned Securities (Cost $1,101)		1,101

	Shares
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $355)	354,520	355
Total Short-Term Investments (Cost $1,456)		1,456
Total Investments (111.4%) (Cost $10,684) Including $1,148 of Securities Loaned (g)(h)(i)		12,778
Liabilities in Excess of Other Assets (-11.4%)		(1,308)
Net Assets (100.0%)		$11,470

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $1,148,000 and $1,184,000, respectively. The Portfolio received cash collateral of approximately $1,176,000, of which approximately $1,101,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $75,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $8,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2016.
(d)

At September 30, 2016, the Portfolio held fair valued securities valued $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to $0 and represents 0.00% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $53,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio engaged in cross-trade sales of approximately $14,000 which resulted in net realized gains of approximately $11,000.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,931,000 and the aggregate gross unrealized depreciation is approximately $837,000 resulting in net unrealized appreciation of approximately $2,094,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	24.1%
Other**	21.7
Health Care Technology	13.2
Hotels, Restaurants & Leisure	8.8
Professional Services	7.1
Software	6.9
Specialty Retail	6.8
Machinery	6.2
Internet & Direct Marketing Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	44,173	$9,013

Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (a)	10,674	723
Intrexon Corp. (a)	25,915	726
Juno Therapeutics, Inc. (a)(b)	13,057	392
		1,841
Capital Markets (4.9%)
S&P Global, Inc.	79,675	10,084

Food Products (3.0%)
Mead Johnson Nutrition Co.	78,017	6,164

Health Care Equipment & Supplies (5.1%)
Intuitive Surgical, Inc. (a)	14,474	10,491

Health Care Technology (2.0%)
athenahealth, Inc. (a)	32,288	4,072

Hotels, Restaurants & Leisure (0.5%)
Chipotle Mexican Grill, Inc. (a)	2,421	1,025

Information Technology Services (7.5%)
Mastercard, Inc., Class A	91,278	9,289
Visa, Inc., Class A	74,110	6,129
		15,418
Internet & Direct Marketing Retail (16.0%)
Amazon.com, Inc. (a)	23,034	19,286
JD.com, Inc. ADR (China) (a)	80,799	2,108
Netflix, Inc. (a)	65,009	6,407
Priceline Group, Inc. (The) (Netherlands) (a)	3,614	5,318
		33,119
Internet Software & Services (18.0%)
Alphabet, Inc., Class C (a)	13,809	10,734
Facebook, Inc., Class A (a)	142,159	18,235
Tencent Holdings Ltd. (China) (c)	74,700	2,070
Twitter, Inc. (a)	268,085	6,179
		37,218
Life Sciences Tools & Services (6.1%)
Illumina, Inc. (a)	69,194	12,570

Pharmaceuticals (3.0%)
Zoetis, Inc.	119,386	6,209

Semiconductors & Semiconductor Equipment (1.0%)
NVIDIA Corp.	30,499	2,090

Software (12.6%)
Activision Blizzard, Inc.	46,647	2,066
Mobileye N.V. (a)	26,140	1,113
Salesforce.com, Inc. (a)	133,387	9,514

Splunk, Inc. (a)	52,106	3,058
Workday, Inc., Class A (a)	112,094	10,278
		26,029
Tech Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	136,215	15,399

Textiles, Apparel & Luxury Goods (2.3%)
Michael Kors Holdings Ltd. (a)	60,265	2,820
Under Armour, Inc., Class A (a)(b)	51,906	2,008
		4,828
Total Common Stocks (Cost $113,203)		195,570

Preferred Stocks (3.8%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,097

Internet & Direct Marketing Retail (3.2%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,442
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	3,118
		6,560
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $485; acquired 1/30/14)	25,401	344
Total Preferred Stocks (Cost $6,026)		8,001

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $103)	22,136	1

	Shares
Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	7,179,197	7,179

	Face Amount (000)
Repurchase Agreement (0.6%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $1,255; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $1,279)	$1,255	1,255
Total Securities held as Collateral on Loaned Securities (Cost $8,434)		8,434

	Shares	Value (000)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $5,096)	5,096,344	5,096
Total Short-Term Investments (Cost $13,530)		13,530
Total Investments (105.1%) (Cost $132,862) Including $9,235 of Securities Loaned (h)(i)(j)		217,102
Liabilities in Excess of Other Assets (-5.1%)		(10,541)
Net Assets (100.0%)		$206,561

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $9,235,000 and $9,287,000, respectively. The Portfolio received cash collateral of approximately $9,007,000, of which approximately $8,434,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $573,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $280,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		Security trades on the Hong Kong exchange.
(d)		Security has been deemed illiquid at September 30, 2016.
(e)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $8,001,000, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $8,001,000 and represents 3.9% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $2,070,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $90,858,000 and the aggregate gross unrealized depreciation is approximately $6,618,000 resulting in net unrealized appreciation of approximately $84,240,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.7%
Internet & Direct Marketing Retail	19.0
Internet Software & Services	18.0
Software	12.5
Information Technology Services	7.4
Tech Hardware, Storage & Peripherals	7.4
Life Sciences Tools & Services	6.0
Health Care Equipment & Supplies	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the” Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports and official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$822	$—		$822
Agency Fixed Rate Mortgages	—	40,813	—		40,813
Asset-Backed Securities	—	12,921	—		12,921
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,016	—		5,016
Commercial Mortgage-Backed Securities	—	15,722	—		15,722
Corporate Bonds	—	68,661	—	†	68,661	†
Mortgages - Other	—	18,318	—		18,318
Municipal Bonds	—	2,031	—		2,031
Sovereign	—	11,113	—		11,113
U.S. Agency Securities	—	5,214	—		5,214
U.S. Treasury Securities	—	7,092	—		7,092
Total Fixed Income Securities	—	187,723	—	†	187,723	†
Short-Term Investments
Investment Company	23,998	—	—		23,998
U.S. Treasury Securities	—	5,432	—		5,432
Certificate of Deposit	—	1,951	—		1,951
Commercial Paper	—	448	—		448
Total Short-Term Investments	23,998	7,831	—		31,829
Foreign Currency Forward Exchange Contracts	—	279	—		279
Futures Contracts	34	—	—		34
Total Assets	24,032	195,833	—	†	219,865	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(187)	—		(187)
Futures Contracts	(235)	—	—		(235)
Credit Default Swap Agreements	—	(195)	—		(195)
Total Liabilities	(235)	(382)	—		(617)
Total	$23,797	$195,451	$—	†	$219,248	†

†         Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

†           Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$27,095	$—	$27,095
Sovereign	—	205,718	—	205,718
Total Fixed Income Securities	—	232,813	—	232,813
Warrants	—	67	—	67
Short-Term Investments
Investment Company	7,484	—	—	7,484
Repurchase Agreement	—	705	—	705
Sovereign	—	2,370	—	2,370
Total Short-Term Investments	7,484	3,075	—	10,559
Foreign Currency Forward Exchange Contract	—	15	—	15
Futures Contract	18	—	—	18
Total Assets	7,502	235,970	—	243,472
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(145)	—	(145)
Total	$7,502	$235,825	$—	$243,327

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$3,110	$—	$3,110
Airlines	1,568	—	—	1,568
Auto Components	—	1,775	—	1,775
Automobiles	—	3,572	—	3,572
Banks	22,181	31,297	—	53,478
Beverages	4,556	—	—	4,556
Biotechnology	—	1,500	—	1,500
Chemicals	1,337	—	—	1,337
Construction & Engineering	—	6,612	—	6,612
Construction Materials	3,937	6,123	—	10,060
Consumer Finance	—	4,345	—	4,345
Diversified Consumer Services	1,958	—	—	1,958
Diversified Financial Services	1,325	2,645	—	3,970
Diversified Telecommunication Services	—	3,822	—	3,822
Electric Utilities	—	1,576	—	1,576
Electronic Equipment, Instruments & Components	—	4,894	—	4,894
Food & Staples Retailing	5,261	4,288	—	9,549
Food Products	3,752	5,984	—	9,736
Hotels, Restaurants & Leisure	2,796	1,825	—	4,621
Household Durables	—	7,910	—	7,910
Independent Power Producers & Energy Traders	—	455	—	455
Industrial Conglomerates	1,227	6,294	—	7,521
Insurance	960	5,759	—	6,719
Internet & Direct Marketing Retail	1,653	—	—	1,653
Internet Software & Services	10,444	18,697	—	29,141
Machinery	—	3,387	—	3,387
Media	—	9,612	—	9,612
Metals & Mining	1,737	2,059	—	3,796
Multi-line Retail	2,935	930	—	3,865
Oil, Gas & Consumable Fuels	1,584	4,978	—	6,562
Paper & Forest Products	—	2,334	—	2,334
Personal Products	—	4,997	—	4,997
Pharmaceuticals	—	1,824	—	1,824
Professional Services	1,902	—	—	1,902
Real Estate Management & Development	—	4,513	—	4,513
Semiconductors & Semiconductor Equipment	—	9,774	—	9,774
Software	—	1,563	—	1,563
Tech Hardware, Storage & Peripherals	—	13,401	—	13,401
Textiles, Apparel & Luxury Goods	1,416	9,441	—	10,857
Transportation Infrastructure	—	2,156	—	2,156
Wireless Telecommunication Services	—	10,696	—	10,696
Total Common Stocks	72,529	204,148	—	276,677
Short-Term Investments
Investment Company	5,694	—	—	5,694
Total Assets	78,223	204,148	—	282,371
Liabilities:
Foreign Currency Forward Exchange Contract	—	(26)	—	(26)
Total	$78,223	$204,122	$—	$282,345

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Emerging Markets Equity	Common Stock (000)
Beginning Balance	$1,090
Purchases	—
Sales	(696)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(32)
Realized gains (losses)	(362)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$828	$1,999	$—	$2,827
Capital Markets	436	—	—	436
Chemicals	895	—	—	895
Food Products	—	2,001	—	2,001
Household Products	—	3,190	—	3,190
Information Technology Services	5,192	—	—	5,192
Media	3,780	—	—	3,780
Personal Products	—	5,862	—	5,862
Professional Services	—	1,865	—	1,865
Software	3,806	1,277	—	5,083
Textiles, Apparel & Luxury Goods	1,137	—	—	1,137
Tobacco	4,931	4,346	—	9,277
Total Common Stocks	21,005	20,540	—	41,545
Short-Term Investment
Investment Company	692	—	—	692
Total Assets	$21,697	$20,540	$—	$42,237

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$388	$2,484	$—	$2,872
Communications	11,006	946	—	11,952
Diversified	—	7,057	—	7,057
Electricity Transmission & Distribution	5,210	3,788	—	8,998
Oil & Gas Storage & Transportation	30,142	1,556	—	31,698
PPA Contracted Renewables	4,802	3,973	—	8,775
Railroads	648	460	—	1,108
Toll Roads	1,340	9,457	—	10,797
Water	1,979	4,149	—	6,128
Total Common Stocks	55,515	33,870	—	89,385
Short-Term Investments
Investment Companies	10,983	—	—	10,983
Repurchase Agreement	—	670	—	670
Total Short-Term Investments	10,983	670	—	11,653
Total Assets	$66,498	$34,540	$—	$101,038

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$5,812	$20,215	$—	†	$26,027	†
Health Care	4,093	—	—		4,093
Industrial	1,404	1,905	—		3,309
Lodging/Resorts	4,312	113	—		4,425
Mixed Industrial/Office	1,065	232	—		1,297
Office	5,886	6,206	—		12,092
Residential	10,454	1,642	—		12,096
Retail	18,436	5,807	—		24,243
Self Storage	3,059	—	—		3,059
Total Common Stocks	54,521	36,120	—	†	90,641	†
Short-Term Investment
Investment Company	1,361	—	—		1,361
Total Assets	$55,882	$36,120	$—	†	$92,002	†

†              Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

†   Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$114	$—		$114
Agency Fixed Rate Mortgages	—	4,576	—		4,576
Asset-Backed Securities	—	362	—		362
Collateralized Mortgage Obligations - Agency Collateral Series	—	358	—		358
Commercial Mortgage-Backed Securities	—	1,403	—		1,403
Corporate Bonds	—	14,618	—		14,618
Mortgages - Other	—	707	—		707
Sovereign	—	25,520	—		25,520
U.S. Treasury Securities	—	8,748	—		8,748
Total Fixed Income Securities	—	56,406	—		56,406
Common Stocks
Aerospace & Defense	712	204	—		916
Air Freight & Logistics	390	29	—		419
Airlines	937	1,202	—		2,139
Auto Components	45	186	—		231
Automobiles	173	1,367	—		1,540
Banks	3,615	2,377	—	†	5,992	†
Beverages	346	542	—		888
Biotechnology	959	385	—		1,344
Building Products	156	738	—		894
Capital Markets	1,225	659	—		1,884
Chemicals	447	627	—		1,074
Commercial Services & Supplies	121	166	—		287
Communications Equipment	419	92	—		511
Construction & Engineering	175	685	—		860
Construction Materials	449	67	—		516
Consumer Finance	631	—	—		631
Containers & Packaging	28	29	—		57
Diversified Financial Services	584	113	—		697
Diversified Telecommunication Services	883	402	—		1,285
Electric Utilities	368	238	—		606
Electrical Equipment	102	356	—		458
Electronic Equipment, Instruments & Components	55	324	—		379
Energy Equipment & Services	856	18	—	†	874	†
Equity Real Estate Investment Trusts (REITs)	3,214	257	—		3,471
Food & Staples Retailing	1,156	260	—		1,416
Food Products	174	914	—		1,088
Gas Utilities	10	66	—		76
Health Care Equipment & Supplies	811	175	—		986
Health Care Providers & Services	776	35	—		811
Health Care Technology	33	—	—		33
Hotels, Restaurants & Leisure	702	216	—		918
Household Durables	483	140	—		623
Household Products	937	284	—		1,221
Independent Power Producers & Energy Traders	4	—	—		4
Independent Power and Renewable Electricity Producers	1	—	—		1
Industrial Conglomerates	959	149	—		1,108
Information Technology Services	1,869	31	—		1,900
Insurance	747	643	—		1,390
Internet & Direct Marketing Retail	685	26	—		711
Internet Software & Services	1,262	19	—		1,281
Life Sciences Tools & Services	70	87	—		157
Machinery	185	617	—		802
Marine	—	72	—		72
Media	1,167	526	—		1,693
Metals & Mining	1,058	570	—		1,628
Multi-Utilities	214	161	—		375
Multi-line Retail	137	65	—		202
Oil, Gas & Consumable Fuels	1,806	782	—		2,588
Paper & Forest Products	26	12	—		38
Personal Products	32	303	—		335
Pharmaceuticals	3,449	1,677	—		5,126
Professional Services	250	645	—		895
Real Estate Management & Development	104	314	—		418
Road & Rail	441	377	—		818
Semiconductors & Semiconductor Equipment	813	109	—	@	922
Software	1,028	77	—		1,105
Specialty Retail	809	132	—		941
Tech Hardware, Storage & Peripherals	1,107	127	—		1,234
Textiles, Apparel & Luxury Goods	329	215	—		544
Thrifts & Mortgage Finance	45	3	—		48
Tobacco	447	522	—		969
Trading Companies & Distributors	40	263	—		303
Transportation Infrastructure	34	410	—		444
Water Utilities	23	28	—		51
Wireless Telecommunication Services	28	445	—		473
Total Common Stocks	41,141	22,560	—	@†	63,701	†
Rights	—	— @	—		—	@
Warrants	1	—	—		1
Investment Companies	6,620	—	—		6,620
Call Option Purchased	107	—	—		107
Short-Term Investments
Investment Company	3,032	—	—		3,032
Sovereign	—	600	—		600
U.S. Treasury Securities	—	1,138	—		1,138
Total Short-Term Investments	3,032	1,738	—		4,770
Foreign Currency Forward Exchange Contracts	—	422	—		422
Futures Contracts	199	—	—		199
Credit Default Swap Agreement	—	43	—		43
Interest Rate Swap Agreements	—	307	—		307
Total Return Swap Agreements	—	281	—		281
Total Assets	51,100	81,757	—	@†	132,857	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(293)	—		(293)
Futures Contracts	(241)	—	—		(241)
Interest Rate Swap Agreements	—	(410)	—		(410)
Total Return Swap Agreements	—	(197)	—		(197)
Total Liabilities	(241)	(900)	—		(1,141)
Total	$50,859	$80,857	$—	@†	$131,716	†

†              Includes one or more securities which are valued at zero.

@       Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)
Beginning Balance	$1
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—	@
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$—	@†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(1)

@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$1,714	$—	$—	$1,714
Air Freight & Logistics	717	—	—	717
Automobiles	5,210	—	—	5,210
Biotechnology	1,153	—	—	1,153
Capital Markets	10,246	—	—	10,246
Communications Equipment	1,028	—	—	1,028
Consumer Finance	769	—	—	769
Food Products	3,685	—	—	3,685
Health Care Equipment & Supplies	7,809	—	—	7,809
Health Care Technology	5,546	—	—	5,546
Hotels, Restaurants & Leisure	7,865	—	—	7,865
Information Technology Services	4,582	—	—	4,582
Internet & Direct Marketing Retail	522	1,103	—	1,625
Internet Software & Services	13,914	—	2,064	15,978
Life Sciences Tools & Services	7,656	—	—	7,656
Multi-line Retail	1,173	—	—	1,173
Pharmaceuticals	3,615	—	—	3,615
Professional Services	7,524	—	—	7,524
Semiconductors & Semiconductor Equipment	1,106	—	—	1,106
Software	17,376	—	—	17,376
Tech Hardware, Storage & Peripherals	475	—	—	475
Textiles, Apparel & Luxury Goods	4,250	—	—	4,250
Trading Companies & Distributors	1,025	—	—	1,025
Total Common Stocks	108,960	1,103	2,064	112,127
Preferred Stocks	—	—	5,497	5,497
Convertible Preferred Stock	—	—	198	198
Call Option Purchased	—	1	—	1
Short-Term Investments
Investment Company	8,227	—	—	8,227
Repurchase Agreement	—	1,253	—	1,253
Total Short-Term Investments	8,227	1,253	—	9,480
Total Assets	$117,187	$2,357	$7,759	$127,303

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$4,278	$6,152	$210
Purchases	—	—	—
Sales	(2,498)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(611)	(655)	(12)
Realized gains (losses)	895	—	—
Ending Balance	$2,064	$5,497	$198

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(120)	$(655)	$(12)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stocks	$3,532	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase

	$875	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.1	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$2,064	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Convertible Preferred Stock	$198		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3	x	17.8	x	8.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$1,090	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.6	x	18.4	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$96,571	$—	$—	$96,571
Data Centers	7,104	—	—	7,104
Diversified	38,725	—	—	38,725
Health Care	40,796	—	—	40,796
Industrial	22,109	—	7,045	29,154
Lodging/Resorts	50,862	—	—	50,862
Manufactured Homes	3,283	—	—	3,283
Office	64,292	—	4,365	68,657
Regional Malls	95,717	—	—	95,717
Retail Free Standing	10,896	—	—	10,896
Self Storage	29,881	—	—	29,881
Shopping Centers	49,426	—	—	49,426
Single Family Homes	921	—	—	921
Specialty	3,198	—	—	3,198
Total Common Stocks	513,781	—	11,410	525,191
Short-Term Investment
Investment Company	29,702	—	—	29,702
Total Assets	$543,483	$—	$11,410	$554,893

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$10,977
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,030)
Change in unrealized appreciation (depreciation)	1,463
Realized gains (losses)	—
Ending Balance	$11,410

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$1,463

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2016 (000)	Technique	Input
Industrial
Common Stock	$7,045	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,365	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$520	$—	$—		$520
Biotechnology	289	—	—		289
Capital Markets	313	—	—		313
Chemicals	45	—	—		45
Consumer Finance	71	—	—		71
Electronic Equipment, Instruments & Components	153	—	—		153
Health Care Equipment & Supplies	167	—	—		167
Health Care Providers & Services	267	—	—		267
Health Care Technology	1,535	—	—		1,535
Hotels, Restaurants & Leisure	1,029	—	—		1,029
Internet & Direct Marketing Retail	608	—	—		608
Internet Software & Services	2,813	—	—		2,813
Machinery	726	—	—		726
Multi-line Retail	313	—	—		313
Multi-Utilities	—	—	—	†	—	†
Personal Products	38	—	—		38
Professional Services	833	—	—		833
Software	750	53	—		803
Specialty Retail	799	—	—		799
Total Common Stocks	11,269	53	—	†	11,322	†
Preferred Stocks	—	—	—	†	—	†
Promissory Notes	—	—	—	†	—	†
Short-Term Investments
Investment Company	1,292	—	—		1,292
Repurchase Agreement	—	164	—		164
Total Short-Term Investments	1,292	164	—		1,456
Total Assets	$12,561	$217	$—	†	$12,778	†

†              Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$—	†	$9		$14
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(9)		(14)
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	†	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—		$(9)		$(14)

†          Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$9,013	$—	$—	$9,013
Biotechnology	1,841	—	—	1,841
Capital Markets	10,084	—	—	10,084
Food Products	6,164	—	—	6,164
Health Care Equipment & Supplies	10,491	—	—	10,491
Health Care Technology	4,072	—	—	4,072
Hotels, Restaurants & Leisure	1,025	—	—	1,025
Information Technology Services	15,418	—	—	15,418
Internet & Direct Marketing Retail	33,119	—	—	33,119
Internet Software & Services	35,148	2,070	—	37,218
Life Sciences Tools & Services	12,570	—	—	12,570
Pharmaceuticals	6,209	—	—	6,209
Semiconductors & Semiconductor Equipment	2,090	—	—	2,090
Software	26,029	—	—	26,029
Tech Hardware, Storage & Peripherals	15,399	—	—	15,399
Textiles, Apparel & Luxury Goods	4,828	—	—	4,828
Total Common Stocks	193,500	2,070	—	195,570
Preferred Stocks	—	—	8,001	8,001
Call Option Purchased	—	1	—	1
Short-Term Investments
Investment Company	12,275	—	—	12,275
Repurchase Agreement	—	1,255	—	1,255
Total Short-Term Investments	12,275	1,255	—	13,530
Total Assets	$205,775	$3,326	$8,001	$217,102

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$823	$7,312
Purchases	—	—
Sales	(983)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	428	689
Realized gains (losses)	(268)	—
Ending Balance	$—	$8,001

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—	$689

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$1,097	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$3,442	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase

	$3,118	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Internet Software & Services
Preferred Stock	$344	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3	x	17.8	x	8.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The value of the transfer was approximately as follows:

Emerging Markets Equity
$3,522,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.  The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Infrastructure	Global Real Estate
$27,523,000	$3,228,000	$3,078,000

Global Strategist	Small Company Growth
$3,632,000	$286,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016